UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23738

Capital Group Fixed Income ETF Trust

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Troy S. Tanner

Capital Group Fixed Income ETF Trust

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Fixed Income ETF Trust Semi-annual report for the six months ended June 30, 2023

Fixed income
for a variety of
investor goals

The funds within Capital Group Fixed Income ETF Trust seek to pursue a variety of objectives for investors and are offered by Capital Group, home of American Funds®. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com. Market price returns are determined using the official closing price of the fund’s shares and do not represent the returns you would receive if you traded shares at other times.

Here are the total returns on a $1,000 investment for periods ended June 30, 2023 (the most recent calendar quarter-end):

	Fund inception date	6 months	1 year	Since fund inception	Expense ratio*
Capital Group Core Plus Income ETF	2/22/22				0.34%
Net asset value		2.26%	0.02%	–5.64%
Market price		2.17	–0.24	–5.55
Bloomberg U.S. Aggregate Index		2.09	–0.94	–5.78

Capital Group Municipal Income ETF	10/25/22				0.27
Net asset value		2.72	—	7.77
Market price		2.63	—	8.01
85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index		2.09	—	6.07

Capital Group U.S. Multi-Sector Income ETF	10/25/22				0.39
Net asset value		4.14	—	7.92
Market price		4.21	—	8.20
Bloomberg U.S. Aggregate Index		2.09	—	5.76
Bloomberg Custom Multi-Sector Composite Index		3.59	—	6.82

Capital Group Short Duration Income ETF	10/25/22				0.25
Net asset value		1.15	—	2.90
Market price		1.07	—	3.10
Bloomberg U.S. Government/Credit (1-3 years) Index		1.13	—	2.19

Capital Group exchange-traded funds (ETFs) are actively managed and do not seek to replicate a specific index. ETFs are bought and sold through an exchange at the then current market price, not net asset value (NAV), and are not individually redeemed from the fund. Shares may trade at a premium or discount to their NAV when traded on an exchange. Brokerage commissions will reduce returns. There can be no guarantee that an active market for ETFs will develop or be maintained, or that the ETF’s listing will continue or remain unchanged.

ETF market price returns since inception are calculated using NAV for the period until market price became available (generally a few days after inception).

Since inception returns are cumulative for ETFs with less than one year of history and average annual for ETFs with more than one year of history.

As nondiversified funds, Capital Group ETFs have the ability to invest a larger percentage of assets in securities of individual issuers than a diversified fund. As a result, a single issuer could adversely affect a fund’s results more than if the fund invested a smaller percentage of assets in securities of that issuer. Refer to the applicable prospectus for details.

*	The total annual fund operating expense ratios were as of each fund’s prospectus dated March 1, 2023. The expense ratios are estimated.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the funds included in the Capital Group Fixed Income ETF Trust for the period ended June 30, 2023, are shown in the inside front cover, as well as results of each fund’s benchmark.

For additional information about the funds, their investment results, holdings and portfolio managers, refer to https://www.capitalgroup.com/advisor/investments/exchange-traded-funds/returns and select the individual funds. You can also access information about Capital Group’s exchange-traded funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Fund’s 30-day yields

3	Investment portfolio

56	Financial statements

59	Notes to financial statements

76	Financial highlights

Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Bloomberg 1-3 Year U.S. Government/Credit Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Bloomberg Custom Multi-Sector Composite Index comprises 50% Bloomberg U.S. High Yield Index 2% Issuer Cap, 30% Bloomberg U.S. Corporate Investment Grade Index, 16% Bloomberg CMBS ex AAA Index, 4% Bloomberg ABS ex AAA Index and blends the respective indices by weighting their cumulative total returns according to the weights described. The blend is rebalanced monthly. Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. Bloomberg CMBS ex AAA Index represents the universe of U.S. commercial mortgage-backed securities, excluding issuers with credit ratings of AAA, the highest credit quality rating. Bloomberg ABS ex AAA Index represents the universe of U.S. asset-backed securities, excluding issuers with credit ratings of AAA, the highest credit quality rating. The indexes are unmanaged, and results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

85%/15% Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index blends the Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index with the Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index by weighting their cumulative total returns at 85% and 15%, respectively. The blend is rebalanced monthly. Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 17 years. Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index consists of a broad selection of below-investment-grade general obligation and revenue bonds of maturities ranging from one year to 17 years. The indexes are unmanaged, and results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Capital Group Fixed Income ETF Trust	1

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield as of June 30, 2023. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities. Accordingly, the funds’ SEC yields may differ.

	Fund inception date	30 day SEC yield as of 6/30/22
Capital Group Core Plus Income ETF	2/22/22	5.27%
Capital Group Municipal Income ETF	10/25/22	3.54
Capital Group U.S. Multi-Sector Income ETF	10/25/22	6.57
Capital Group Short Duration Income ETF	10/25/22	5.01

Past results are not predictive of results in future periods.

2	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF	unaudited
Investment portfolio June 30, 2023

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	12.03%
AAA/Aaa	33.58
AA/Aa	6.63
A/A	11.54
BBB/Baa	19.38
Below investment grade	15.49
Short-term securities & other assets less liabilities	1.35
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 98.65%	Principal amount (000)		Value (000)
Mortgage-backed obligations 45.23%
Federal agency mortgage-backed obligations 31.72%
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	USD	4,156	$3,709
Fannie Mae Pool #FS0893 3.00% 2/1/2052[1]		837	738
Fannie Mae Pool #FS1030 3.00% 3/1/2052[1]		928	819
Fannie Mae Pool #BV3117 3.00% 3/1/2052[1]		761	672
Fannie Mae Pool #BV2954 3.00% 3/1/2052[1]		743	655
Fannie Mae Pool #FS1405 3.00% 4/1/2052[1]		793	699
Fannie Mae Pool #BU8933 3.00% 4/1/2052[1]		765	675
Fannie Mae Pool #CB3361 3.00% 4/1/2052[1]		746	658
Fannie Mae Pool #CB3586 3.00% 5/1/2052[1]		2,748	2,423
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		1,673	1,666
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		285	284
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		2,142	2,133
Freddie Mac Pool #QC3826 3.00% 7/1/2051[1]		989	873
Freddie Mac Pool #QD5662 3.00% 1/1/2052[1]		989	873
Freddie Mac Pool #QD7819 3.00% 2/1/2052[1]		861	759
Freddie Mac Pool #QD7918 3.00% 3/1/2052[1]		871	769
Freddie Mac Pool #QD8673 3.00% 3/1/2052[1]		822	725
Freddie Mac Pool #SD8206 3.00% 4/1/2052[1]		917	808
Freddie Mac Pool #SD1156 3.00% 4/1/2052[1]		899	793
Freddie Mac Pool #RA7130 3.00% 4/1/2052[1]		849	749
Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]		713	651
Freddie Mac Pool #QE8663 3.50% 5/1/2052[1]		561	511
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		100	91
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]		793	747
Freddie Mac Pool #SD8342 5.50% 6/1/2053[1]		2,312	2,303
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		4,124	4,107
Government National Mortgage Assn. 3.50% 7/1/2053[1]		2,735	2,525
Government National Mortgage Assn. 3.50% 8/1/2053[1]		2,700	2,495
Uniform Mortgage-Backed Security 2.00% 7/1/2053[1,2]		24,010	19,586
Uniform Mortgage-Backed Security 2.50% 7/1/2053[1,2]		21,270	18,040
Uniform Mortgage-Backed Security 3.00% 7/1/2053[1,2]		8,904	7,838

Capital Group Fixed Income ETF Trust	3

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.50% 7/1/2053[1,2]	USD	26,955	$24,566
Uniform Mortgage-Backed Security 4.00% 7/1/2053[1,2]		32,291	30,307
Uniform Mortgage-Backed Security 4.50% 7/1/2053[1,2]		57,184	54,981
Uniform Mortgage-Backed Security 5.00% 7/1/2053[1,2]		41,062	40,238
Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,2]		5,524	5,498
Uniform Mortgage-Backed Security 6.00% 7/1/2053[1,2]		10,730	10,826
Uniform Mortgage-Backed Security 2.50% 8/1/2053[1,2]		22,400	19,026
Uniform Mortgage-Backed Security 3.00% 8/1/2053[1,2]		10,460	9,221
			275,037

Commercial mortgage-backed securities 10.93%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.466% 11/15/2055[1]		1,690	1,500
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[1]		2,288	2,136
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1]		1,873	1,806
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.489% 2/15/2056[1]		512	444
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.41% 3/15/2056[1]		3,787	3,801
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056[1]		2,641	2,493
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[1]		1,000	777
Bank Commercial Mortgage Trust, Series 2019-BN24, Class B, 3.455% 11/15/2062[1]		1,033	828
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 3/15/2064[1,3]		273	209
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.507% 3/15/2064[1,3]		250	204
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.347% 12/15/2055[1]		1,355	1,189
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.546% 4/15/2056[1]		948	923
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.598% 4/15/2056[1]		1,253	1,136
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[1]		1,882	1,756
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.2543% 12/17/2053[1]		250	188
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.593% 5/15/2055[1,3]		2,005	1,468
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.77% 5/15/2050[1]		4,994	5,003
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.77% 5/15/2055[1]		3,464	3,260
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.24% 4/15/2056[1]		4,994	4,801
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.24% 4/15/2056[1]		2,996	2,604
BMO Mortgage Trust, Series 2023-C5, Class B, 6.476% 6/15/2056[1]		1,873	1,939
BMO Mortgage Trust, Series 2023-C5, Class C, 6.627% 6/15/2056[1]		998	949
BMO Mortgage Trust, Series 2023-C4, Class B, 5.39647% 2/15/2056[1]		711	651
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[1,3,4]		623	620
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.466% 5/15/2039[1,3,4]		317	314
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.262% 6/15/2027[1,3,4]		716	716
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 6.58% 9/15/2034[1,3,4]		500	474
BX Trust, Series 2021-VOLT, Class D, (1-month USD-LIBOR + 1.65%) 6.843% 9/15/2036[1,4]		2,480	2,350
BX Trust, Series 2021-VOLT, Class E, (1-month USD-LIBOR + 2.00%) 7.193% 9/15/2036[1,4]		4,000	3,784
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 6.49% 10/15/2036[1,4]		2,976	2,869
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.986% 4/15/2037[1,3,4]		144	138
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.137% 2/15/2039[1,4]		4,887	4,758
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.598% 8/15/2039[1,3,4]		686	685
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.811% 10/15/2039[1,3,4]		982	979
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.36% 10/15/2039[1,3,4]		622	620

4	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.208% 10/15/2039[1,3,4]	USD	169	$168
BX Trust, Series 2023-VLT2, Class C, (1-month USD CME Term SOFR + 4.176%) 9.323% 6/15/2040[1,4]		2,500	2,500
BX Trust, Series 2023-VLT2, Class D, (1-month USD CME Term SOFR + 4.774%) 9.833% 6/15/2040[1,4]		6,000	5,975
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,4]		2,000	1,639
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044[1,4]		989	834
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.239% 3/15/2035[1,4]		2,985	2,944
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.335% 3/15/2035[1,3,4]		249	245
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 5.85% 6/10/2028[1,4]		3,950	3,727
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.85% 6/10/2028[1,4]		1,225	1,182
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.567% 2/10/2048[1,3]		448	407
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1]		840	627
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 7.443% 7/15/2038[1,3,4]		482	469
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.618% 2/10/2056[1]		1,982	1,950
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.618% 2/10/2056[1]		973	891
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.149%) 6.295% 12/15/2036[1,4,5]		730	722
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, (1-month USD CME Term SOFR + 2.744%) 7.891% 10/15/2039[1,3,4]		409	406
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, (1-month USD CME Term SOFR + 3.493%) 8.64% 10/15/2039[1,3,4]		545	541
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[1]		2,000	1,870
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.78% 11/15/2052[1,3]		750	602
MSFW Commercial Mortgage Trust, Series 2023-1, Class B, 6.68% 5/15/2033[1]		1,642	1,678
MSFW Commercial Mortgage Trust, Series 2023-1, Class C, 6.68% 5/15/2033[1]		1,698	1,572
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 8.90% 3/25/2050[1,4]		3,000	2,883
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 8.817% 1/25/2051[1,4]		910	823
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.696% 9/15/2058[1,3]		130	117
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.936% 11/15/2027[1,4]		1,646	1,648
			94,792

Collateralized mortgage-backed obligations (privately originated) 2.58%
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4]		1,425	1,275
Connecticut Avenue Securities, Series 2023-R04, Class 1B1, (30-day Average USD-SOFR + 5.35%) 10.417% 5/25/2043[1,4]		812	835
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 7.167% 3/25/2042[1,3,4]		259	260
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.617% 5/25/2043[1,4]		813	831
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1B1, (30-day Average USD-SOFR + 4.75%) 12.217% 6/25/2043[1,4]		429	439
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.91% 8/12/2043[1,4]		3,984	3,334
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 6.567% 10/25/2041[1,3,4]		793	774
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.067% 4/25/2042[1,3,4]		479	480
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 10.25% 6/27/2050[1,3,4]		7,991	8,607
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.322% 10/25/2050[1,4]		1,900	2,394

Capital Group Fixed Income ETF Trust	5

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 6.25% 5/25/2060[1,4,5]	USD	590	$583
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,4,5]		1,727	1,660
Progress Residential Trust, Series 2021-SFR4, Class F, 3.407% 5/17/2038[1,4]		1,000	875
			22,347

Total mortgage-backed obligations			392,176

Corporate bonds, notes & loans 32.11%
Financials 6.89%
AerCap Ireland Capital DAC 1.75% 1/30/2026		150	135
AerCap Ireland Capital DAC 5.75% 6/6/2028		340	338
AerCap Ireland Capital DAC 3.30% 1/30/2032		1,724	1,411
AerCap Ireland Capital DAC 3.85% 10/29/2041		2,225	1,692
AG Issuer, LLC 6.25% 3/1/2028[4]		1,375	1,311
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[4]		675	692
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[4]		17	15
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[5]		200	196
American International Group, Inc. 5.125% 3/27/2033		540	528
American International Group, Inc. 4.375% 6/30/2050		1,430	1,210
Aon Corp. 5.35% 2/28/2033		443	447
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[4]		300	261
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[5]		450	382
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[5]		750	737
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[5]		450	375
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[5]		901	882
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[5]		2,290	2,270
Bank of Montreal 2.65% 3/8/2027		350	320
BBVA Bancomer, SA 8.45% 6/29/2038[4,5]		1,055	1,057
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052		400	331
Block, Inc. 3.50% 6/1/2031		600	498
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[4,5]		200	179
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,5]		225	225
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[5]		1,450	1,440
Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[5]		1,067	1,084
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[5]		115	96
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[5]		1,140	1,211
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[5]		1,230	1,241
CME Group, Inc. 2.65% 3/15/2032		150	128
Coinbase Global, Inc. 3.625% 10/1/2031[4]		350	207
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[4]		2,799	2,456
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[4]		375	304
Corebridge Financial, Inc. 3.85% 4/5/2029		299	269
Corebridge Financial, Inc. 3.90% 4/5/2032		741	645
Corebridge Financial, Inc. 4.35% 4/5/2042		98	79
Corebridge Financial, Inc. 4.40% 4/5/2052		2,097	1,652
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,5]		600	561
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[5]		575	576
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[5]		300	278
Discover Financial Services 6.70% 11/29/2032		64	66
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[5]		40	39
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[5]		480	406
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[5]		1,950	1,485
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[5]		1,125	1,100
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[5]		1,500	1,538
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[5]		2,418	2,509
HUB International, Ltd. 5.625% 12/1/2029[4]		300	269
HUB International, Ltd. 7.25% 6/15/2030[4]		1,550	1,602
ING Groep NV 4.017% 3/28/2028 (USD-SOFR + 1.83% on 3/28/2027)[5]		375	352
ING Groep NV 4.252% 3/28/2033 (USD-SOFR + 2.07% on 3/28/2032)[5]		249	228
Intercontinental Exchange, Inc. 4.35% 6/15/2029		500	490

6	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Intercontinental Exchange, Inc. 4.60% 3/15/2033	USD	428	$416
Intercontinental Exchange, Inc. 3.00% 6/15/2050		200	139
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[4]		500	432
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[5]		338	334
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[5]		1,934	1,891
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[5]		875	882
Kasikornbank PCL 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[5]		700	619
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[4,5]		200	199
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		100	82
Mastercard, Inc. 4.85% 3/9/2033		65	66
Metropolitan Life Global Funding I 5.15% 3/28/2033[4]		487	482
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[5]		471	453
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[5]		325	321
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[5]		160	158
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[5]		225	217
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[5]		1,258	1,339
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[5]		1,450	1,432
Nasdaq, Inc. 5.95% 8/15/2053		89	91
Nasdaq, Inc. 6.10% 6/28/2063		141	144
Navient Corp. 6.125% 3/25/2024		82	81
Navient Corp. 5.50% 3/15/2029		500	427
Navient Corp. 9.375% 7/25/2030		450	448
Navient Corp. 5.625% 8/1/2033		1,998	1,505
New York Life Global Funding 0.85% 1/15/2026[4]		125	112
New York Life Global Funding 4.55% 1/28/2033[4]		378	364
NFP Corp. 7.50% 10/1/2030[4]		675	654
PNC Financial Services Group, Inc. 5.068% 1/24/2034 (USD-SOFR + 1.933% on 1/24/2033)[5]		25	24
Progressive Corp. 3.00% 3/15/2032		350	305
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[5]		1,640	1,593
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[5]		478	475
The Charles Schwab Corp. 2.45% 3/3/2027		98	88
Toronto-Dominion Bank 2.00% 9/10/2031		90	71
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[5]		280	280
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[5]		800	748
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[5]		547	551
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[5]		469	454
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[5]		1,050	1,027
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[5]		30	26
Wells Fargo & Company 4.89% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[5]		520	499
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[5]		2,050	2,038
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[5]		541	475
			59,745

Energy 5.13%
Apache Corp. 5.25% 2/1/2042		500	394
Apache Corp. 5.35% 7/1/2049		965	752
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[4]		250	242
BP Capital Markets America, Inc. 2.721% 1/12/2032		790	671
Cheniere Energy Partners, LP 4.00% 3/1/2031		739	651
Cheniere Energy Partners, LP 5.95% 6/30/2033[4]		1,600	1,607
Cheniere Energy, Inc. 4.625% 10/15/2028		175	164
Chesapeake Energy Corp. 5.875% 2/1/2029[4]		750	713
Chesapeake Energy Corp. 6.75% 4/15/2029[4]		761	756
Chord Energy Corp. 6.375% 6/1/2026[4]		710	705
Civitas Resources, Inc. 8.375% 7/1/2028[4]		850	861
Civitas Resources, Inc. 8.75% 7/1/2031[4]		775	787
CNX Resources Corp. 7.25% 3/14/2027[4]		275	272
CNX Resources Corp. 7.375% 1/15/2031[4]		185	180
Comstock Resources, Inc. 5.875% 1/15/2030[4]		1,407	1,223

Capital Group Fixed Income ETF Trust	7

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
ConocoPhillips Co. 3.80% 3/15/2052	USD	1,590	$1,290
Crescent Energy Finance, LLC 9.25% 2/15/2028[4]		183	178
Crestwood Midstream Partners, LP 7.375% 2/1/2031[4]		151	149
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[4]		820	812
Ecopetrol SA 4.625% 11/2/2031		10	8
Ecopetrol SA 8.875% 1/13/2033		1,350	1,338
Energy Transfer, LP 6.25% 4/15/2049		1,425	1,393
EQM Midstream Partners, LP 6.00% 7/1/2025[4]		430	426
EQM Midstream Partners, LP 4.75% 1/15/2031[4]		2,194	1,924
EQT Corp. 3.90% 10/1/2027		75	69
Exxon Mobil Corp. 2.61% 10/15/2030		400	351
Exxon Mobil Corp. 3.452% 4/15/2051		1,030	801
Genesis Energy, LP 8.00% 1/15/2027		1,375	1,342
Harvest Midstream I, LP 7.50% 9/1/2028[4]		75	74
Hilcorp Energy I, LP 6.00% 4/15/2030[4]		135	123
Hilcorp Energy I, LP 6.25% 4/15/2032[4]		725	647
Kinder Morgan, Inc. 5.20% 6/1/2033		253	245
Kinder Morgan, Inc. 3.60% 2/15/2051		1,875	1,302
MPLX, LP 2.65% 8/15/2030		75	63
MPLX, LP 4.95% 9/1/2032		881	842
MPLX, LP 4.95% 3/14/2052		630	536
MPLX, LP 5.65% 3/1/2053		1,671	1,564
MV24 Capital BV 6.748% 6/1/2034		336	304
New Fortress Energy, Inc. 6.50% 9/30/2026[4]		1,880	1,684
NGL Energy Operating, LLC 7.50% 2/1/2026[4]		1,960	1,932
Noble Finance II, LLC 8.00% 4/15/2030[4]		150	153
Northern Oil and Gas, Inc. 8.75% 6/15/2031[4]		235	231
Occidental Petroleum Corp. 6.125% 1/1/2031		415	422
Occidental Petroleum Corp. 6.60% 3/15/2046		1,875	1,933
ONEOK, Inc. 4.00% 7/13/2027		50	47
ONEOK, Inc. 6.35% 1/15/2031		40	41
ONEOK, Inc. 4.50% 3/15/2050		75	57
ONEOK, Inc. 7.15% 1/15/2051		150	157
Petrobras Global Finance BV 5.60% 1/3/2031		611	587
Petroleos Mexicanos 6.49% 1/23/2027		1,275	1,134
Petroleos Mexicanos 8.75% 6/2/2029		254	230
Shell International Finance BV 2.75% 4/6/2030		75	67
Shell International Finance BV 3.00% 11/26/2051		2,899	2,045
Southwestern Energy Co. 4.75% 2/1/2032		2,281	2,014
Sunoco, LP 4.50% 4/30/2030		150	131
Transocean, Inc. 8.00% 2/1/2027[4]		400	363
Transocean, Inc. 8.75% 2/15/2030[4]		554	563
Transocean, Inc. 6.80% 3/15/2038		1,280	891
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[4]		849	843
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[4]		1,394	1,201
Venture Global LNG, Inc. 8.125% 6/1/2028[4]		750	763
Venture Global LNG, Inc. 8.375% 6/1/2031[4]		750	757
Weatherford International, Ltd. 6.50% 9/15/2028[4]		300	302
Weatherford International, Ltd. 8.625% 4/30/2030[4]		125	127
Williams Companies, Inc. 2.60% 3/15/2031		55	46
			44,480

Communication services 3.76%
AT&T, Inc. 2.55% 12/1/2033		1,900	1,493
AT&T, Inc. 3.50% 9/15/2053		2,911	2,063
AT&T, Inc. 3.55% 9/15/2055		234	164
CCO Holdings, LLC 4.75% 3/1/2030[4]		450	385
CCO Holdings, LLC 4.75% 2/1/2032[4]		1,064	869
CCO Holdings, LLC 4.50% 5/1/2032		300	240
CCO Holdings, LLC 4.50% 6/1/2033[4]		355	279
CCO Holdings, LLC 4.25% 1/15/2034[4]		4,090	3,095
Charter Communications Operating, LLC 4.40% 4/1/2033		210	184

8	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Charter Communications Operating, LLC 3.70% 4/1/2051	USD	1,680	$1,063
Charter Communications Operating, LLC 3.90% 6/1/2052		2,450	1,605
Charter Communications Operating, LLC 5.25% 4/1/2053		1,425	1,152
Comcast Corp. 1.50% 2/15/2031		110	88
Comcast Corp. 2.887% 11/1/2051		525	352
Comcast Corp. 5.35% 5/15/2053		1,290	1,311
DISH Network Corp. 11.75% 11/15/2027[4]		1,000	977
Frontier Communications Holdings, LLC 5.00% 5/1/2028[4]		711	614
Gray Escrow II, Inc. 5.375% 11/15/2031[4]		1,875	1,245
Meta Platforms, Inc. 3.85% 8/15/2032		1,100	1,022
Meta Platforms, Inc. 4.45% 8/15/2052		775	674
Midas OpCo Holdings, LLC 5.625% 8/15/2029[4]		100	86
Netflix, Inc. 4.875% 4/15/2028		1,609	1,593
Netflix, Inc. 5.875% 11/15/2028		150	155
Netflix, Inc. 4.875% 6/15/2030[4]		1,475	1,453
News Corp. 3.875% 5/15/2029[4]		619	544
News Corp. 5.125% 2/15/2032[4]		976	892
Sirius XM Radio, Inc. 3.875% 9/1/2031[4]		1,939	1,501
Tencent Holdings, Ltd. 3.24% 6/3/2050[4]		960	631
T-Mobile USA, Inc. 5.05% 7/15/2033		471	463
T-Mobile USA, Inc. 3.40% 10/15/2052		1,365	976
Univision Communications, Inc. 4.50% 5/1/2029[4]		2,250	1,936
Univision Communications, Inc. 7.375% 6/30/2030[4]		950	905
Verizon Communications, Inc. 1.75% 1/20/2031		400	316
Verizon Communications, Inc. 2.55% 3/21/2031		320	267
Verizon Communications, Inc. 3.875% 3/1/2052		1,582	1,249
VZ Secured Financing BV 5.00% 1/15/2032[4]		200	161
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		772	629
			32,632

Health care 3.56%
Amgen, Inc. 4.05% 8/18/2029		625	593
Amgen, Inc. 5.25% 3/2/2030		623	625
Amgen, Inc. 4.20% 3/1/2033		715	668
Amgen, Inc. 5.25% 3/2/2033		995	997
Amgen, Inc. 4.875% 3/1/2053		275	253
Amgen, Inc. 5.65% 3/2/2053		3,044	3,085
Amgen, Inc. 5.75% 3/2/2063		650	660
Bausch Health Companies, Inc. 6.125% 2/1/2027[4]		75	48
Bausch Health Companies, Inc. 5.25% 2/15/2031[4]		110	46
Baxter International, Inc. 2.539% 2/1/2032		572	464
Baxter International, Inc. 3.132% 12/1/2051		2,481	1,639
Centene Corp. 2.45% 7/15/2028		1,015	869
Centene Corp. 2.625% 8/1/2031		1,755	1,401
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[4]		75	59
CVS Health Corp. 1.875% 2/28/2031		50	40
CVS Health Corp. 5.25% 2/21/2033		710	708
CVS Health Corp. 5.875% 6/1/2053		1,733	1,778
CVS Health Corp. 6.00% 6/1/2063		356	367
Elevance Health, Inc. 4.10% 5/15/2032		423	394
Elevance Health, Inc. 4.75% 2/15/2033		261	254
Elevance Health, Inc. 4.55% 5/15/2052		203	182
GE HealthCare Technologies, Inc. 5.905% 11/22/2032		650	680
GE HealthCare Technologies, Inc. 6.377% 11/22/2052		125	139
HCA, Inc. 3.625% 3/15/2032[4]		79	69
Humana, Inc. 3.70% 3/23/2029		152	139
Medline Borrower, LP 5.25% 10/1/2029[4]		75	65
Merck & Co., Inc. 1.70% 6/10/2027		50	45
Molina Healthcare, Inc. 3.875% 11/15/2030[4]		350	301
Molina Healthcare, Inc. 3.875% 5/15/2032[4]		2,665	2,238
Owens & Minor, Inc. 6.25% 4/1/2030[4]		2,365	2,148
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		601	599

Capital Group Fixed Income ETF Trust	9

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	USD	1,000	$1,003
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		771	802
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[3,6]		40	30
Roche Holdings, Inc. 2.076% 12/13/2031[4]		200	165
RP Escrow Issuer, LLC 5.25% 12/15/2025[4]		290	214
Tenet Healthcare Corp. 4.875% 1/1/2026		300	292
Tenet Healthcare Corp. 6.125% 10/1/2028		150	144
Tenet Healthcare Corp. 4.375% 1/15/2030		625	565
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		2,027	1,818
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		167	165
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		1,671	1,517
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		700	722
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		651	683
UnitedHealth Group, Inc. 4.20% 5/15/2032		230	220
UnitedHealth Group, Inc. 5.35% 2/15/2033		363	377
UnitedHealth Group, Inc. 4.75% 5/15/2052		355	337
UnitedHealth Group, Inc. 5.875% 2/15/2053		200	222
			30,829

Consumer discretionary 2.51%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		1,590	1,296
Allied Universal Holdco, LLC 4.625% 6/1/2028[4]		1,692	1,434
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[4]		241	245
Amazon.com, Inc. 2.10% 5/12/2031		100	84
Amazon.com, Inc. 3.60% 4/13/2032		600	560
Amazon.com, Inc. 3.95% 4/13/2052		400	349
Atlas LuxCo 4 SARL 4.625% 6/1/2028[4]		300	253
AutoNation, Inc. 3.85% 3/1/2032		300	255
Carnival Corp. 5.75% 3/1/2027[4]		250	230
Carnival Corp. 6.00% 5/1/2029[4]		250	223
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]		350	331
Fertitta Entertainment, LLC 4.625% 1/15/2029[4]		350	307
Fertitta Entertainment, LLC 6.75% 1/15/2030[4]		725	618
Ford Motor Co. 3.25% 2/12/2032		340	268
Ford Motor Credit Co., LLC 2.30% 2/10/2025		950	889
Ford Motor Credit Co., LLC 5.125% 6/16/2025		837	815
Ford Motor Credit Co., LLC 2.70% 8/10/2026		1,475	1,318
Ford Motor Credit Co., LLC 4.95% 5/28/2027		965	911
Ford Motor Credit Company, LLC 6.95% 6/10/2026		400	402
Ford Motor Credit Company, LLC 7.20% 6/10/2030		700	707
General Motors Financial Co., Inc. 2.35% 2/26/2027		75	67
Hanesbrands, Inc. 9.00% 2/15/2031[4]		1,044	1,053
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.852% 3/8/2030[3,6]		256	257
Home Depot, Inc. 1.375% 3/15/2031		125	99
Hyundai Capital America 1.65% 9/17/2026[4]		100	88
International Game Technology PLC 5.25% 1/15/2029[4]		650	616
LCM Investments Holdings II, LLC 4.875% 5/1/2029[4]		824	706
Macy’s Retail Holdings, LLC 5.875% 3/15/2030[4]		50	45
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[4]		773	668
Party City Holdings, Inc. 8.75% 2/15/2026[4]		461	71
Party City Holdings, Inc., Term Loan DIP, 14.582% 7/19/2023[3,6]		80	83
RHP Hotel Properties, LP 7.25% 7/15/2028[4]		317	321
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[4]		450	421
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028		1,450	1,262
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]		706	659
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]		800	841
Scientific Games Holdings, LP 6.625% 3/1/2030[4]		975	859

10	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Sonic Automotive, Inc. 4.625% 11/15/2029[4]	USD	75	$63
Sonic Automotive, Inc. 4.875% 11/15/2031[4]		2,122	1,744
Wynn Resorts Finance, LLC 7.125% 2/15/2031[4]		314	312
			21,730

Utilities 2.36%
AES Panama Generation Holdings SRL 4.375% 5/31/2030[4]		198	169
Alabama Power Co. 3.94% 9/1/2032		525	485
Consumers Energy Co. 3.60% 8/15/2032		315	284
Consumers Energy Co. 4.625% 5/15/2033		625	609
Consumers Energy Co. 3.10% 8/15/2050		255	181
Consumers Energy Co. 3.50% 8/1/2051		80	61
Consumers Energy Co. 2.65% 8/15/2052		402	258
Edison International 6.95% 11/15/2029		150	158
Electricité de France SA 6.25% 5/23/2033[4]		200	203
Electricité de France SA 6.90% 5/23/2053[4]		1,600	1,660
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[4,5]		800	822
Entergy Louisiana, LLC 4.75% 9/15/2052		200	184
FirstEnergy Corp. 2.65% 3/1/2030		1,065	899
Florida Power & Light Company 2.875% 12/4/2051		150	104
Florida Power & Light Company 5.30% 4/1/2053		360	373
MidAmerican Energy Co. 2.70% 8/1/2052		50	32
NiSource, Inc. 5.40% 6/30/2033		850	851
Northern States Power Co. 2.60% 6/1/2051		50	32
Northern States Power Co. 5.10% 5/15/2053		62	61
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032		625	607
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051		175	114
Pacific Gas and Electric Co. 3.15% 1/1/2026		40	37
Pacific Gas and Electric Co. 4.65% 8/1/2028		200	185
Pacific Gas and Electric Co. 4.55% 7/1/2030		755	684
Pacific Gas and Electric Co. 3.25% 6/1/2031		200	163
Pacific Gas and Electric Co. 6.40% 6/15/2033		1,600	1,592
Pacific Gas and Electric Co. 3.50% 8/1/2050		5,735	3,656
Pacific Gas and Electric Co. 6.75% 1/15/2053		600	593
PG&E Corp. 5.25% 7/1/2030		856	768
Public Service Company of Colorado 2.70% 1/15/2051		272	173
Southern California Edison Co. 2.75% 2/1/2032		864	723
Southern California Edison Co. 2.95% 2/1/2051		530	348
Southern California Edison Co. 3.45% 2/1/2052		2,365	1,696
Talen Energy Supply, LLC 8.625% 6/1/2030[4]		1,185	1,228
Union Electric Co. 3.90% 4/1/2052		275	225
WEC Energy Group, Inc. 5.15% 10/1/2027		175	175
Xcel Energy, Inc. 4.60% 6/1/2032		75	71
			20,464

Industrials 2.01%
Boeing Co. 2.75% 2/1/2026		115	107
Boeing Co. 3.625% 2/1/2031		1,992	1,795
Boeing Co. 3.60% 5/1/2034		2,345	1,997
Boeing Co. 5.805% 5/1/2050		2,385	2,378
Bombardier, Inc. 7.125% 6/15/2026[4]		249	248
Bombardier, Inc. 7.875% 4/15/2027[4]		1,395	1,393
Canadian Pacific Railway Co. 3.10% 12/2/2051		2,570	1,827
Carrier Global Corp. 2.722% 2/15/2030		100	86
Clean Harbors, Inc. 6.375% 2/1/2031[4]		73	73
CoreLogic, Inc. 4.50% 5/1/2028[4]		300	242
Icahn Enterprises, LP 4.75% 9/15/2024		100	96
Lockheed Martin Corp. 5.70% 11/15/2054		212	236
Mileage Plus Holdings, LLC 6.50% 6/20/2027[4]		48	48
Norfolk Southern Corp. 4.45% 3/1/2033		78	75
Raytheon Technologies Corp. 2.375% 3/15/2032		80	66

Capital Group Fixed Income ETF Trust	11

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Raytheon Technologies Corp. 2.82% 9/1/2051	USD	925	$622
Raytheon Technologies Corp. 5.375% 2/27/2053		436	453
Regal Rexnord Corp. 6.30% 2/15/2030[4]		975	973
Regal Rexnord Corp. 6.40% 4/15/2033[4]		800	800
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[4]		244	246
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[4]		280	291
Sabre GLBL, Inc. 11.25% 12/15/2027[4]		127	108
Spirit AeroSystems, Inc. 9.375% 11/30/2029[4]		683	732
TransDigm, Inc. 4.625% 1/15/2029		400	356
Triumph Group, Inc. 9.00% 3/15/2028[4]		392	401
Union Pacific Corp. 2.80% 2/14/2032		350	302
Union Pacific Corp. 2.95% 3/10/2052		1,335	928
Union Pacific Corp. 4.95% 5/15/2053		425	423
United Airlines, Inc. 4.625% 4/15/2029[4]		100	91
			17,393

Materials 1.92%
Anglo American Capital PLC 2.25% 3/17/2028[4]		200	172
Anglo American Capital PLC 4.75% 3/16/2052[4]		200	166
Ball Corp. 6.875% 3/15/2028		890	909
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		456	454
Braskem Idesa SAPI 6.99% 2/20/2032		200	130
Braskem Netherlands Finance BV 7.25% 2/13/2033		1,145	1,126
Braskem Netherlands Finance BV 7.25% 2/13/2033[4]		475	467
Celanese US Holdings, LLC 6.379% 7/15/2032		425	429
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[4]		300	264
Dow Chemical Co. (The) 3.60% 11/15/2050		40	30
EIDP, Inc. 4.80% 5/15/2033		595	583
First Quantum Minerals, Ltd. 6.875% 10/15/2027[4]		2,700	2,638
FXI Holdings, Inc. 12.25% 11/15/2026[4]		1,750	1,588
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[4]		230	182
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[4]		2,285	1,529
LABL, Inc. 5.875% 11/1/2028[4]		75	68
LABL, Inc. 9.50% 11/1/2028[4]		328	334
LSB Industries, Inc. 6.25% 10/15/2028[4]		248	222
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[4]		696	692
Nova Chemicals Corp. 4.25% 5/15/2029[4]		1,360	1,111
Nutrien, Ltd. 5.80% 3/27/2053		325	326
OCI NV 6.70% 3/16/2033[4]		699	684
Olympus Water US Holding Corp. 9.75% 11/15/2028[4]		750	732
Sasol Financing USA, LLC 8.75% 5/3/2029[4]		765	746
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[4]		742	664
Sealed Air Corp. 6.125% 2/1/2028[4]		247	246
South32 Treasury, Ltd. 4.35% 4/14/2032[4]		209	184
			16,676

Consumer staples 1.47%
7-Eleven, Inc. 1.80% 2/10/2031[4]		975	772
7-Eleven, Inc. 2.80% 2/10/2051[4]		1,869	1,186
Altria Group, Inc. 3.70% 2/4/2051		1,870	1,254
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050		1,495	1,381
B&G Foods, Inc. 5.25% 9/15/2027		400	348
BAT Capital Corp. 2.259% 3/25/2028		100	86
BAT Capital Corp. 4.742% 3/16/2032		250	228
BAT Capital Corp. 4.758% 9/6/2049		1,351	1,021
BAT Capital Corp. 3.984% 9/25/2050		1,254	846
BAT Capital Corp. 5.65% 3/16/2052		929	808
Constellation Brands, Inc. 4.35% 5/9/2027		326	318
Constellation Brands, Inc. 4.75% 5/9/2032		557	541
Constellation Brands, Inc. 4.90% 5/1/2033		636	625
Keurig Dr Pepper, Inc. 3.20% 5/1/2030		40	36
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[4]		250	229

12	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
PepsiCo, Inc. 1.95% 10/21/2031	USD	50	$41
Philip Morris International, Inc. 5.625% 11/17/2029		335	342
Philip Morris International, Inc. 5.75% 11/7/2032		850	871
Post Holdings, Inc. 4.625% 4/15/2030[4]		450	395
Target Corp. 4.80% 1/15/2053		1,460	1,399
			12,727

Real estate 1.31%
Boston Properties, LP 2.45% 10/1/2033		300	216
Boston Properties, LP 6.50% 1/15/2034		1,576	1,587
Crown Castle, Inc. 5.00% 1/11/2028		178	175
Equinix, Inc. 2.15% 7/15/2030		350	283
Equinix, Inc. 2.50% 5/15/2031		400	326
Equinix, Inc. 3.40% 2/15/2052		700	490
Howard Hughes Corp. 4.375% 2/1/2031[4]		775	619
Iron Mountain, Inc. 4.50% 2/15/2031[4]		900	774
Kennedy-Wilson, Inc. 4.75% 3/1/2029		1,325	1,049
Kennedy-Wilson, Inc. 4.75% 2/1/2030		1,235	933
Kennedy-Wilson, Inc. 5.00% 3/1/2031		1,350	1,012
Prologis, LP 5.125% 1/15/2034		900	894
Service Properties Trust 4.75% 10/1/2026		1,150	1,000
Sun Communities Operating, LP 2.70% 7/15/2031		40	32
Sun Communities Operating, LP 4.20% 4/15/2032		649	568
VICI Properties, LP 3.875% 2/15/2029[4]		75	66
VICI Properties, LP 4.125% 8/15/2030[4]		250	220
VICI Properties, LP 5.125% 5/15/2032		1,230	1,152
			11,396

Information technology 1.19%
Analog Devices, Inc. 1.70% 10/1/2028		25	22
Analog Devices, Inc. 2.95% 10/1/2051		953	674
Apple, Inc. 2.70% 8/5/2051		610	425
Apple, Inc. 4.85% 5/10/2053		1,007	1,033
Broadcom, Inc. 3.469% 4/15/2034[4]		69	57
Broadcom, Inc. 3.187% 11/15/2036[4]		450	340
Broadcom, Inc. 4.926% 5/15/2037[4]		1,301	1,178
Cloud Software Group, Inc. 9.00% 9/30/2029[4]		800	700
CommScope, Inc. 4.75% 9/1/2029[4]		400	316
Entegris Escrow Corp. 4.75% 4/15/2029[4]		445	414
Intel Corp. 5.20% 2/10/2033		203	205
Intel Corp. 5.70% 2/10/2053		609	620
Oracle Corp. 3.60% 4/1/2050		764	546
Salesforce, Inc. 2.90% 7/15/2051		1,810	1,274
SK hynix, Inc. 6.375% 1/17/2028[4]		200	201
SK hynix, Inc. 6.50% 1/17/2033		890	899
SK hynix, Inc. 6.50% 1/17/2033[4]		210	212
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.842% 9/29/2028[3,6]		499	467
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[5,7,8]		800	768
			10,351

Total corporate bonds, notes & loans			278,423

U.S. Treasury bonds & notes 12.03%
U.S. Treasury 10.04%
U.S. Treasury 4.25% 5/31/2025		23,250	22,957
U.S. Treasury 4.625% 6/30/2025		1,250	1,245
U.S. Treasury 3.875% 2/15/2026		9,000	8,863
U.S. Treasury 4.125% 9/30/2027		3,375	3,356
U.S. Treasury 4.125% 10/31/2027		5,690	5,659
U.S. Treasury 3.625% 5/31/2028		14,464	14,146
U.S. Treasury 3.875% 6/30/2028		1,250	1,244
U.S. Treasury 2.75% 8/15/2032[9]		6,138	5,624

Capital Group Fixed Income ETF Trust	13

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.125% 11/5/2032	USD	2,000	$2,044
U.S. Treasury 3.375% 5/15/2033		6,530	6,307
U.S. Treasury 4.00% 11/15/2042[9]		6,230	6,188
U.S. Treasury 3.75% 5/15/2043[9]		6,312	6,176
U.S. Treasury 3.625% 2/15/2053[9]		3,434	3,292
			87,101

U.S. Treasury inflation-protected securities 1.99%
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[10]		17,509	17,252

Total U.S. Treasury bonds & notes			104,353

Asset-backed obligations 7.35%
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,4]		318	316
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 7.056% 4/21/2031[1,3,4]		1,500	1,478
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD-LIBOR + 1.85%) 7.11% 10/15/2029[1,3,4]		500	496
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,4]		701	686
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,4]		2,394	2,424
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028[1,4]		3,333	3,301
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,4]		2,369	2,341
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029[1,4]		890	877
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029[1,4]		4,000	3,983
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A, 4.63% 7/15/2025[1,4]		1,000	974
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,4]		486	434
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 5/20/2032[1,4]		750	720
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,4]		271	268
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,4]		1,250	1,203
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,4]		1,000	963
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,4]		1,000	963
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[1]		130	130
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]		26	25
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,4]		848	841
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,4]		1,022	1,027
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,4]		2,335	2,296
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027[1,4]		2,200	2,169
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,4]		300	258
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[1,4]		2,167	2,156
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,4]		1,368	1,361
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,7,8]		465	470
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,7,8]		3,500	3,556
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,4]		2,459	2,439
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,4]		5,600	5,562
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,4]		1,912	1,883
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,4]		957	937
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,4]		337	320
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]		796	811
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,4]		3,678	3,350
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,4]		1,872	1,705
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,4]		2,490	2,446
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,4]		208	189

14	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,4]	USD	5,000	$4,879
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,4]		2,000	1,972
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,4]		1,562	1,519
			63,728

Bonds & notes of governments & government agencies outside the U.S. 1.75%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[4]		300	250
Angola (Republic of) 8.75% 4/14/2032[4]		800	675
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[5]		1,100	368
Chile (Republic of) 2.45% 1/31/2031		400	346
Chile (Republic of) 4.34% 3/7/2042		200	178
Colombia (Republic of) 8.00% 4/20/2033		280	285
Colombia (Republic of) 7.50% 2/2/2034		1,885	1,848
Dominican Republic 4.50% 1/30/2030[4]		500	439
Dominican Republic 7.05% 2/3/2031[4]		630	629
Dominican Republic 5.875% 1/30/2060		400	311
Egypt (Arab Republic of) 8.75% 9/30/2051		2,239	1,214
Export-Import Bank of India 2.25% 1/13/2031[4]		250	202
Honduras (Republic of) 5.625% 6/24/2030		860	698
Mongolia (State of) 4.45% 7/7/2031		500	389
Oman (Sultanate of) 7.00% 1/25/2051[4]		500	496
Panama (Republic of) 2.252% 9/29/2032		1,200	920
Panama (Republic of) 6.853% 3/28/2054		1,550	1,616
Senegal (Republic of) 6.75% 3/13/2048		1,600	1,150
South Africa (Republic of) 5.875% 4/20/2032		1,003	891
United Mexican States 4.50% 4/22/2029		450	437
United Mexican States 4.875% 5/19/2033		820	784
United Mexican States 6.338% 5/4/2053		985	1,006
			15,132

Municipals 0.18%
Texas 0.18%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 10.00% 6/1/2042[4]		1,575	1,577

Total bonds, notes & other debt instruments (cost: $863,610,000)			855,389

Short-term securities 28.95%		Shares
Money market investments 28.95%
Capital Group Central Cash Fund 5.15%[11,12]		2,509,810	251,006

Total short-term securities (cost: $250,966,000)			251,006
Total investment securities 127.60% (cost: $1,114,576,000)			1,106,395
Other assets less liabilities (27.60)%			(239,318)

Net assets 100.00%			$867,077

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	2,145	September 2023	USD436,172	$(5,439)
5 Year U.S. Treasury Note Futures	Long	832	September 2023	89,102	(1,366)
10 Year U.S. Treasury Note Futures	Long	433	September 2023	48,611	(737)

Capital Group Fixed Income ETF Trust	15

Capital Group Core Plus Income ETF (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	771	September 2023	(91,315)	$960
30 Year U.S. Treasury Bond Futures	Long	72	September 2023	9,137	25
30 Year Ultra U.S. Treasury Bond Futures	Long	21	September 2023	2,861	10
					$(6,547)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
SOFR	Annual	2.121%	Annual	3/28/2024	USD	5,700	$137	$—	$137
4.105%	Annual	SOFR	Annual	4/18/2025		175,000	(2,438)	—	(2,438)
SOFR	Annual	3.3885%	Annual	4/18/2028		35,000	836	—	836
SOFR	Annual	3.1585	Annual	1/18/2033		43,000	1,423	—	1,423
SOFR	Annual	3.2205	Annual	4/18/2033		58,000	1,628	—	1,628
							$1,586	$—	$1,586

Bilateral interest rate swaps

Receive		Pay				Notional		Value at	Upfront premium	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)		6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
12.54%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL	19,454	$229	$—	$229

Investments in affiliates12

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 28.95%
Money market investments 28.95%
Capital Group Central Cash Fund 5.15%[11]	$49,881	$376,233	$175,143	$(2)	$37	$251,006	$3,141

16	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)

Restricted securities8

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,7]	12/6/2022	$3,500	$3,556	.41%
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,7]	12/6/2022	465	470	.06
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[5,7]	6/23/2023	768	768	.09
		$4,733	$4,794	.56%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $225,474,000, which represented 26.00% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $837,000, which represented 0.09% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,794,000, which represented 0.56% of the net assets of the fund.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,051,000, which represented 1.04% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Rate represents the seven-day yield at June 30, 2023.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Amount less than one thousand.

Key to abbreviations

AMT = Alternative Minimum Tax

Assn. = Association

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CLO = Collateralized Loan Obligations

CME = CME Group

DAC = Designated Activity Company

Dev. = Development

Facs. = Facilities

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD = U.S. dollars

Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	17

Capital Group Municipal Income ETF	unaudited
Investment portfolio June 30, 2023

Portfolio quality summary*	Percent of net assets
AAA/Aaa	10.33%
AA/Aa	37.32
A/A	20.13
BBB/Baa	10.31
Below investment grade	13.55
Unrated	.57
Short-term securities & other assets less liabilities	7.79
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 92.21%	Principal amount (000)		Value (000)
Alabama 2.09%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 5.25% 2/1/2053 (put 6/1/2029)	USD	600	$628
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 12/1/2049 (put 12/1/2025)		500	497
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-F, 5.50% 11/1/2053 (put 12/1/2028)		750	792
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)		500	534
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)		500	537
Board of Trustees of the University of Alabama, General Rev. Bonds, Series 2014-B, 4.00% 7/1/2031		575	627
			3,615

Alaska 0.87%
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2026		1,455	1,512

Arizona 1.08%
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2021-A, 4.00% 11/1/2040		500	470
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033		701	653
County of Maricopa, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 3.375% 12/1/2031 (put 6/3/2024)		750	746
			1,869

California 9.02%
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)		700	736
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043[1]		750	604
Davis Joint Unified School Dist., G.O Bonds, 2018 Election, Series 2020, BAM insured, 3.00% 8/1/2034		500	481
Escondido Union High School Dist., G.O. Bonds, Capital Appreciation Bonds,
2008 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028		500	425
Freddie Mac, Multi Family Certs., Series 2023, 4.14% 1/25/2040		549	511
G.O. Rev. Ref. Bonds, Series 2017, 4.00% 10/1/2039		480	525
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2032		500	595
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2032		500	361
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2014-A, 5.00% 10/1/2024		580	592
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036		550	549

18	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[1]	USD	500	$381
City of Long Beach, Harbor Rev. Bonds, Series 2015-C, AMT, 5.00% 5/15/2026		720	739
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-D, AMT, 5.00% 5/15/2026		495	515
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037		1,000	1,049
Monrovia Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1997 Election, Series 2001-B, National insured, 0% 8/1/2032		750	536
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030		500	522
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-A, AMT, 4.10% 7/1/2041 (put 10/2/2023)		350	350
Newport-Mesa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2011, National insured, 0% 8/1/2033		700	503
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 7/1/2049 (put 7/1/2024)		1,000	1,001
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2028		115	97
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2029		140	114
Rowland Unified School Dist., G.O. Bonds, 2006 Election, Capital Appreciation Bonds, Series 2009-B, 0% 8/1/2034		500	339
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2012-E, 0% 7/1/2034		750	516
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044		500	519
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)		700	744
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 5/15/2027		500	531
Stockton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-D, Assured Guaranty Municipal insured, 0% 8/1/2033		1,000	704
City of Vernon, Electric System Rev. Bonds, Series 2021-A, 5.00% 4/1/2025		500	507
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 8/1/2032		750	533
			15,579

Colorado 2.98%
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2028		500	538
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 9/1/2027		500	435
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2035		500	504
Housing and Fin. Auth., Multi Family Housing Rev. Bonds (Wintergreen Ridge Apartments Project), Series 2023, 4.00% 5/1/2041 (put 5/1/2025)		275	276
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053		1,000	1,097
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036		500	421
Town of Parker, Cottonwood Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2019-A, 5.00% 12/1/2049		500	455
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033		500	520
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 12/1/2029		500	466
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050		500	435
			5,147

Capital Group Fixed Income ETF Trust	19

Capital Group Municipal Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Connecticut 1.30%
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 5.00% 7/15/2038	USD	555	$598
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042		420	419
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 5.75% 2/1/2025[1]		500	502
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045[1]		219	219
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039[1]		500	500
			2,238

Delaware 0.26%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029		460	449

District of Columbia 0.58%
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (218 Vine Street Apartments Project), Series 2020, 4.00% 1/1/2040 (put 12/1/2023)		240	239
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 4.00% 7/15/2020		750	760
			999

Florida 3.25%
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 4.375% 6/15/2027[1]		345	338
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 4.00% 10/15/2029[1]		500	476
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031[1]		500	469
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032		500	398
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.125% 7/1/2032 (put 7/1/2026)[1]		650	654
Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 4.05% 5/1/2034 (put 12/1/2022)		750	750
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049		430	427
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-1, 5.25% 7/1/2054		500	523
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2026		1,075	1,020
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2021-B, 5.00% 10/1/2030		500	553
			5,608

Georgia 2.41%
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 5/1/2052 (put 12/1/2028)		695	685
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)		500	498
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)		510	533
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)		1,140	1,198
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2027		620	651
Private Colleges and Universities Auth., Rev. Bonds (Emory University), Series 2022-A, 5.00% 9/1/2032		500	593
			4,158

20	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Guam 0.87%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	USD	550	$526
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046		1,000	972
			1,498

Hawaii 1.47%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2029		500	534
City and County of Honolulu, G.O. Bonds, Series 2021-A, 4.00% 7/1/2041		500	507
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2019-E, 5.00% 9/1/2025 (put 9/1/2023)		1,500	1,503
			2,544

Illinois 8.75%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2021-A, 3.00% 6/15/2032		500	470
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2023, 5.25% 4/1/2036		250	275
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2033		500	526
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040		500	506
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046		500	492
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030		500	519
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047		500	439
City of Chicago, G.O Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 1/1/2026 (escrowed to maturity)		500	461
City of Chicago, G.O. Bonds, Series 2021-A, 4.00% 1/1/2035		500	494
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2025		500	453
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2034		1,250	1,428
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028		1,000	1,046
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 11/1/2039		500	548
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A, 4.00% 11/1/2030		500	505
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 7/1/2023		1,000	1,000
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 4.00% 11/15/2039		500	490
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 0.40% 11/1/2044 (put 11/1/2023)		500	501
G.O. Bonds, Series 2016, 4.00% 6/1/2033		1,060	1,063
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 6/15/2030		1,055	812
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2032		925	653
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 1/1/2029		510	556
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2034		460	514
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2029		665	701
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.00% 1/1/2042		600	660
			15,112

Capital Group Fixed Income ETF Trust	21

Capital Group Municipal Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indiana 2.31%
Fin. Auth., Environmental Improvement Rev. Bonds (Fulcrum Centerpoint, LLC Project), Series 2022-A, AMT, 4.50% 12/15/2046 (put 12/1/2023)	USD	750	$749
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026		750	742
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health), Series 2023-B-1, 5.00% 10/1/2062 (put 7/1/2028)		755	822
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030		500	453
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053		425	453
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)		250	255
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)		500	515
			3,989

Iowa 0.29%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 4.00% 12/1/2050 (put 12/1/2032)		500	493

Kansas 0.31%
Dev. Fin. Auth., Hospital Rev. Bonds (Advent Health Obligated Group), Series 2021-B, 5.00% 11/15/2054 (put 11/15/2028)		500	543

Kentucky 0.28%
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)		500	491

Louisiana 0.48%
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054		400	433
Public Facs. Auth., Hospital Rev. Bonds (Louisiana Children’s Medical Center Project), Series 2015-A-3, 5.00% 6/1/2045 (put 6/1/2028)		365	389
			822

Maryland 1.47%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-A, 5.50% 9/1/2053		1,095	1,173
County of Montgomery, Rev. Ref. Bonds (Dept. of Liquor Control), Series 2019-A, 4.00% 6/15/2037		750	779
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034		700	593
			2,545

Massachusetts 0.73%
Dev. Fin. Agcy., Rev. Bonds (Partners Healthcare System Issue), Series 2017-S, 4.00% 7/1/2035		500	507
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026		500	517
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044		235	233
			1,257

22	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Michigan 1.82%
Building Auth., Rev. Bonds (Facs. Program), Series 2021-I, 4.00% 10/15/2041	USD	500	$500
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A, 5.00% 12/1/2041		500	524
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2033		500	542
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028		1,000	1,103
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 12/1/2053		450	482
			3,151

Minnesota 1.02%
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042		850	813
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051		500	483
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052		495	475
			1,771

Missouri 1.25%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2029		385	358
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050		475	465
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-B, 5.50% 5/1/2053		1,250	1,340
			2,163

Montana 0.38%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028		650	652

Nebraska 0.24%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 2.35% 9/1/2035		500	411

Nevada 2.84%
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029[1]		505	491
Dept. of Business and Industry, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 3.70% 1/1/2050 (put 1/31/2024)[1]		700	697
Dept. of Business and Industry, Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2001, AMT, 3.75% 12/1/2026 (put 12/1/2023)[1]		850	851
County of Clark, Limited Tax G.O. Park Improvement Bonds, Series 2018, 5.00% 12/1/2031		600	663
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2033		500	545
County of Clark, Limited Tax G.O. Transportation Improvement Bonds, Series 2018-B, 5.00% 12/1/2035		585	637
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement Bonds, Series 2022-A, 4.00% 6/1/2035		500	530
City of North Las Vegas, Special Improvement Dist. No. 65 (Northern Beltway Commercial Area), Local Improvement Bonds, Series 2017, 4.00% 12/1/2027[1]		505	498
			4,912

New Hampshire 1.02%
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036		545	517
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2020-A-3, AMT, 3.95% 4/1/2024 (put 9/1/2023)		1,250	1,250
			1,767

Capital Group Fixed Income ETF Trust	23

Capital Group Municipal Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Jersey 3.79%
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	USD	500	$501
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 7/1/2030		620	702
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2032		500	537
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2033		500	529
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039		500	474
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044		900	875
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051		465	455
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053		1,000	1,072
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2027		500	537
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2036		500	530
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2035		550	335
			6,547

New York 7.96%
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.00% 6/1/2032[1]		250	253
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034		120	121
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026)[1]		500	478
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.60% 11/1/2062 (put 5/1/2027)		720	719
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046		995	742
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2035		600	633
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028		805	861
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047		440	439
New York City G.O. Bonds, Series 2023-F-1, 5.00% 8/1/2025		110	114
New York City G.O. Bonds, Series 2022-A-1, 5.00% 9/1/2034		500	583
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-1-B, 2.05% 11/1/2031		530	459
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.40% 11/1/2046		500	330
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-CC-1, 4.00% 6/15/2037		750	769
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-CC, 3.25% 6/15/2053		1,000	1,000
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-1, 5.00% 2/1/2030		500	514
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-B-1, 5.00% 11/1/2034		500	519
Port Auth., Consolidated Bonds, Series 178, AMT, 5.00% 12/1/2025		560	563
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 5.00% 3/15/2029		500	560
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 3.00% 3/15/2048		500	394
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026		750	723
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2024		750	763

24	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034	USD	500	$547
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026		500	501
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033		500	519
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2034		550	658
			13,762

North Carolina 1.15%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2030		500	541
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 50, 5.50% 1/1/2054		700	750
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050		475	471
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2043		560	233
			1,995

North Dakota 0.43%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053		700	746

Ohio 3.84%
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)		500	497
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029		500	467
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, Class 1, 5.00% 6/1/2033		750	815
County of Cuyahoga, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Wade Park Apartments), Series 2022, 4.75% 12/1/2027 (put 12/1/2025)		460	467
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 5.00% 11/1/2031		500	569
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 4.00% 11/1/2040		1,000	985
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2021-C, 3.58% 1/15/2051		985	985
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-A, 5.50% 3/1/2053		1,000	1,059
Water Dev. Auth., Water Dev. Rev. Bonds (Fresh Water), Series 2019, 5.00% 6/1/2031		695	791
			6,635

Oregon 0.16%
G.O. Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053		260	279

Pennsylvania 4.99%
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Ref. Project), Series 2017, 5.00% 5/1/2042[1]		500	501
County of Cumberland, Municipal Auth., Rev. Bonds (Penn State Health), Series 2019, 5.00% 11/1/2027		500	539
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.00% 12/31/2030		700	766
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034		500	511
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2020-A, 4.00% 4/15/2039		500	492
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2030		500	549

Capital Group Fixed Income ETF Trust	25

Capital Group Municipal Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2031	USD	525	$576
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 9/15/2026		500	533
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044		350	343
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2015, 5.00% 8/15/2026		500	519
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053		800	853
County of Montgomery, Industrial Dev. Auth., Exempt Facs. Rev. Ref. Bonds (Constellation Energy Generation, LLC Project), Series 2023-C, 4.10% 6/1/2029		600	614
Philadelphia School Dist., G.O. Bonds, Series 2019-A, National insured, 5.00% 9/1/2026		500	524
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2028		250	262
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2027		500	540
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2026		500	495
			8,617

Puerto Rico 2.19%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033[1]		500	514
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042[1]		500	438
Commonwealth Highways and Transportation Auth., Toll Rev. Bonds, Capital Appreciation Bonds, Series 2022-C, 0% 7/1/2053 (5.00% on 7/1/2032)[2]		750	459
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 0.67% 7/1/2029		500	464
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2033		435	477
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040		1,000	953
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040		500	477
			3,782

South Carolina 0.59%
Jobs-Econ. Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Company Project), Series 2023-A, AMT, 4.00% 4/1/2033 (put 4/1/2026)		500	502
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029		500	519
			1,021

Tennessee 1.11%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 1/1/2042		425	420
City of Memphis and County of Shelby, Airport Auth., Airport Rev. Ref. Bonds, Series 2021-D, 5.00% 7/1/2023		500	500
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2018, 4.00% 11/1/2049		1,000	995
			1,915

Texas 7.78%
City of Arlington, Special Tax Rev. Bonds, Series 2021-B, 5.00% 8/15/2024		800	816
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)		500	495
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 10.00% 6/1/2042[1]		500	501
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 5.00% 1/1/2032		500	558
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038[1]		500	488

26	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 5/1/2025	USD	500	$499
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2030		500	547
County of Harris, Toll Road Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2045		500	500
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035		635	726
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 7/1/2029		500	540
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029		650	652
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2018, 5.00% 2/15/2030		500	550
Laredo Unified School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 8/1/2034		500	540
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 5/15/2026		500	527
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2022, 5.00% 5/15/2030		575	649
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 12/15/2027		500	543
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2036		500	511
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2023, 5.00% 7/1/2042		1,500	1,675
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 3/15/2033		500	553
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2021, 4.00% 3/1/2040		500	496
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-2-A, 4.70% 1/1/2054		1,000	1,082
			13,448

United States 0.10%
Freddie Mac, Multi Family Certs., Series 2023, 0.897% 11/25/2035[1,3]		2,755	168

Utah 1.14%
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2027[1]		500	483
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area No. 2), Series 2021, 4.00% 8/1/2029[1]		1,000	949
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2028		500	533
			1,965

Vermont 0.58%
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028)[1]		500	494
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041		535	512
			1,006

Virgin Islands 0.29%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026		500	504

Capital Group Fixed Income ETF Trust	27

Capital Group Municipal Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia 1.33%
County of Arlington, Industrial Dev. Auth., Multifamily Housing Rev. Bonds (Park Shirlington Apartments), Series 2023-A, 5.00% 1/1/2026	USD	150	$155
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2/1/2029		500	466
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2023-A, 5.00% 2/1/2040		500	567
City of Norfolk, G.O. Capital Rev. Ref. Bonds, Series 2014-C, 4.00% 8/1/2025		500	510
City of Norfolk, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Braywood Manor Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)		100	103
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2024		500	502
			2,303

Washington 2.34%
G.O. Bonds, Series 2020-A, 5.00% 8/1/2039		650	710
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-B, 5.00% 8/15/2025		500	514
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035		485	448
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048		410	407
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031		750	719
Mercer Island School Dist. No. 400, Unlimited Tax G.O. Bonds, Series 2015, 3.00% 12/1/2024		750	750
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030		500	500
			4,048

West Virginia 0.81%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2021, AMT, 4.125% 7/1/2045 (put 7/1/2025)		500	494
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2020, AMT, 5.00% 7/1/2045 (put 7/1/2025)		500	501
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Company - Mitchell Project), Series 2014-A, AMT, 4.70% 4/1/2036 (put 6/17/2026)		400	401
			1,396

Wisconsin 2.26%
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, 5.00% 8/15/2054 (put 6/24/2026)		655	685
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-1, 4.00% 11/15/2043		750	727
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2031		250	211
Public Fin. Auth., Air Cargo Rev. Bonds (AFCO Obligated Group), Series 2023, AMT, 5.00% 7/1/2025		265	268
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.00% 7/1/2030		700	781
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2041		500	485
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030		750	743
			3,900

Total bonds, notes & other debt instruments (cost: $157,790,000)			159,332

28	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)

Short-term securities 7.76%	Principal amount (000)		Value (000)
Municipals 7.76%
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 1.62% 1/1/2033	USD	1,000	$1,000
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 0.13% 10/1/2047		2,000	2,000
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 2.25% 12/1/2035 (put 8/1/2023)		1,500	1,500
State of Maryland, County of Montgomery, G.O. Bonds, Series 2017-E, 3.60% 11/1/2037		2,500	2,500
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2014, AMT, 4.05% 6/1/2044 (put 7/3/2023)		1,500	1,500
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 3.50% 8/1/2045 (put 8/1/2023)		1,000	1,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.68% 8/1/2044		1,000	1,000
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 3.62% 6/1/2041		1,000	1,000
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 4.00% 1/1/2039		500	500
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 0.11% 4/1/2042		1,400	1,400
			13,400

Total short-term securities (cost: $13,400,000)			13,400
Total investment securities 99.97% (cost: $171,190,000)			172,732
Other assets less liabilities 0.03%			52

Net assets 100.00%			$172,784

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	65	September 2023	USD13,218	$(145)
5 Year U.S. Treasury Note Futures	Long	78	September 2023	8,353	(129)
10 Year Ultra U.S. Treasury Note Futures	Short	61	September 2023	(7,225)	81
					$(193)

Capital Group Fixed Income ETF Trust	29

Capital Group Municipal Income ETF (continued)

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,947,000, which represented 6.91% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

USD = U.S. dollars

Refer to the notes to financial statements.

30	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF	unaudited
Investment portfolio June 30, 2023

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	1.16%
AAA/Aaa	3.39
AA/Aa	10.61
A/A	15.39
BBB/Baa	23.83
Below investment grade	41.97
Short-term securities & other assets less liabilities	3.65
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 96.35%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 68.52%
Financials 13.16%
AerCap Ireland Capital DAC 3.85% 10/29/2041	USD	695	$529
AG Issuer, LLC 6.25% 3/1/2028[1]		156	149
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]		390	400
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]		250	225
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]		335	315
American International Group, Inc. 5.125% 3/27/2033		81	79
American International Group, Inc. 4.375% 6/30/2050		335	283
AmWINS Group, Inc. 4.875% 6/30/2029[1]		375	339
Aon Corp. 5.35% 2/28/2033		137	138
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]		355	309
AssuredPartners, Inc. 5.625% 1/15/2029[1]		380	329
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]		350	297
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[2]		400	393
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[2]		225	223
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[2]		110	108
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[2]		560	555
Block, Inc. 3.50% 6/1/2031		275	228
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]		200	200
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]		54	52
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]		335	333
Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[2]		192	195
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]		416	442
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[2]		400	404
Coinbase Global, Inc. 3.625% 10/1/2031[1]		125	74
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]		710	623
Corebridge Financial, Inc. 3.90% 4/5/2032		250	218
Corebridge Financial, Inc. 4.40% 4/5/2052		395	311
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]		335	291
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[2]		200	185
Discover Financial Services 6.70% 11/29/2032		78	80
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]		115	118

Capital Group Fixed Income ETF Trust	31

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	USD	565	$478
Hightower Holding, LLC 6.75% 4/15/2029[1]		75	65
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]		655	530
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]		660	685
HUB International, Ltd. 7.00% 5/1/2026[1]		300	300
HUB International, Ltd. 5.625% 12/1/2029[1]		150	135
HUB International, Ltd. 7.25% 6/15/2030[1]		291	301
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.34% 6/20/2030		49	49
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]		405	350
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[2]		125	123
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[2]		250	244
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[2]		185	135
Kasikornbank PCL 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]		400	353
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]		200	199
LPL Holdings, Inc. 4.00% 3/15/2029[1]		435	382
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]		175	173
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[2]		150	148
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]		130	128
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[2]		419	403
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[2]		211	225
MSCI, Inc. 3.25% 8/15/2033[1]		320	258
Nasdaq, Inc. 5.35% 6/28/2028		31	31
Nasdaq, Inc. 5.95% 8/15/2053		30	31
Nasdaq, Inc. 6.10% 6/28/2063		79	81
Navient Corp. 9.375% 7/25/2030		100	100
Navient Corp. 5.625% 8/1/2033		650	489
New York Life Global Funding 4.55% 1/28/2033[1]		46	44
NFP Corp. 4.875% 8/15/2028[1]		100	89
NFP Corp. 6.875% 8/15/2028[1]		330	287
NFP Corp. 7.50% 10/1/2030[1]		137	133
Oxford Finance, LLC 6.375% 2/1/2027[1]		135	126
PayPal Holdings, Inc. 5.05% 6/1/2052		435	426
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]		77	79
PNC Financial Services Group, Inc. 5.068% 1/24/2034 (USD-SOFR + 1.933% on 1/24/2033)[2]		118	113
Power Finance Corp., Ltd. 3.35% 5/16/2031		250	210
Royal Bank of Canada 5.00% 2/1/2033		89	87
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]		270	239
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[2]		348	338
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]		66	66
The Allstate Corp. 5.25% 3/30/2033		168	168
The Charles Schwab Corp. 2.45% 3/3/2027		245	220
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]		77	77
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[2]		125	119
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[2]		225	210
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]		73	74
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]		385	343
Wells Fargo & Company 4.89% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[2]		545	523
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]		375	373
WeWork Companies, LLC 5.00% Cash and 6.00% PIK 8/15/2027[1,3]		113	47
WeWork Companies, LLC 7.00% Cash and 8.00% PIK 8/15/2027[1,3]		90	79
			19,291

Energy 11.40%
Apache Corp. 5.10% 9/1/2040		25	20
Apache Corp. 5.25% 2/1/2042		225	177
Apache Corp. 5.35% 7/1/2049		300	234
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]		300	268

32	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
BP Capital Markets America, Inc. 4.893% 9/11/2033	USD	46	$46
California Resources Corp. 7.125% 2/1/2026[1]		240	241
Callon Petroleum Co. 7.50% 6/15/2030[1]		480	453
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		95	82
Cheniere Energy Partners, LP 3.25% 1/31/2032		545	449
Cheniere Energy Partners, LP 5.95% 6/30/2033[1]		175	176
Cheniere Energy, Inc. 4.625% 10/15/2028		255	238
Chesapeake Energy Corp. 5.875% 2/1/2029[1]		615	585
Civitas Resources, Inc. 5.00% 10/15/2026[1]		255	241
Civitas Resources, Inc. 8.375% 7/1/2028[1]		175	177
Civitas Resources, Inc. 8.75% 7/1/2031[1]		325	330
CNX Resources Corp. 7.375% 1/15/2031[1]		400	390
Comstock Resources, Inc. 6.75% 3/1/2029[1]		75	69
Comstock Resources, Inc. 5.875% 1/15/2030[1]		495	430
ConocoPhillips 5.30% 5/15/2053		25	25
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]		136	132
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]		75	76
Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]		375	370
DT Midstream, Inc. 4.375% 6/15/2031[1]		300	259
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[1]		180	178
Ecopetrol SA 8.875% 1/13/2033		435	431
Energy Transfer, LP 6.25% 4/15/2049		284	278
EQM Midstream Partners, LP 4.75% 1/15/2031[1]		470	412
EQT Corp. 3.625% 5/15/2031[1]		80	69
Exxon Mobil Corp. 2.61% 10/15/2030		350	308
Exxon Mobil Corp. 3.452% 4/15/2051		400	311
Genesis Energy, LP 8.00% 1/15/2027		220	215
Genesis Energy, LP 8.875% 4/15/2030		245	240
Harvest Midstream I, LP 7.50% 9/1/2028[1]		325	322
Hilcorp Energy I, LP 6.25% 4/15/2032[1]		475	424
Kinder Morgan, Inc. 4.80% 2/1/2033		250	236
Kinder Morgan, Inc. 5.20% 6/1/2033		50	48
Kinder Morgan, Inc. 5.45% 8/1/2052		295	270
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]		230	215
MPLX, LP 4.95% 9/1/2032		270	258
MPLX, LP 5.00% 3/1/2033		75	72
MPLX, LP 4.95% 3/14/2052		565	481
Nabors Industries, Inc. 7.375% 5/15/2027[1]		100	95
New Fortress Energy, Inc. 6.50% 9/30/2026[1]		570	511
NGL Energy Operating, LLC 7.50% 2/1/2026[1]		635	626
Noble Finance II, LLC 8.00% 4/15/2030[1]		75	76
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]		397	389
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]		90	89
Occidental Petroleum Corp. 6.625% 9/1/2030		125	130
Occidental Petroleum Corp. 6.125% 1/1/2031		175	178
Occidental Petroleum Corp. 6.60% 3/15/2046		255	263
Permian Resources Operating, LLC 5.875% 7/1/2029[1]		330	311
Petroleos Mexicanos 6.49% 1/23/2027		150	133
Range Resources Corp. 4.75% 2/15/2030[1]		340	305
Shell International Finance BV 3.00% 11/26/2051		415	293
Southwestern Energy Co. 4.75% 2/1/2032		635	561
Sunoco, LP 4.50% 5/15/2029		280	249
Superior Plus, LP 4.50% 3/15/2029[1]		50	44
TotalEnergies Capital International SA 3.127% 5/29/2050		135	98
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]		42	43
Transocean, Inc. 8.00% 2/1/2027[1]		150	136
Transocean, Inc. 8.75% 2/15/2030[1]		342	347
Transocean, Inc. 6.80% 3/15/2038		150	104
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]		229	227
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]		225	194
Venture Global LNG, Inc. 8.125% 6/1/2028[1]		175	178
Venture Global LNG, Inc. 8.375% 6/1/2031[1]		200	202

Capital Group Fixed Income ETF Trust	33

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Western Midstream Operating, LP 4.50% 3/1/2028	USD	180	$170
Western Midstream Operating, LP 6.15% 4/1/2033		203	205
Williams Companies, Inc. 4.65% 8/15/2032		325	308
			16,701

Consumer discretionary 7.22%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		200	163
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]		695	589
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]		225	229
Amazon.com, Inc. 4.70% 12/1/2032		160	161
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]		345	307
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]		100	84
Bath & Body Works, Inc. 6.875% 11/1/2035		435	399
Boyd Gaming Corp. 4.75% 12/1/2027		195	185
Boyne USA, Inc. 4.75% 5/15/2029[1]		230	207
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]		465	406
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]		125	126
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]		187	189
Carnival Corp. 5.75% 3/1/2027[1]		325	300
Carnival Corp. 6.00% 5/1/2029[1]		75	67
Cedar Fair, LP 5.50% 5/1/2025[1]		200	199
Clarios Global, LP 8.50% 5/15/2027[1]		75	75
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]		125	110
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]		175	149
First Student Bidco, Inc. 4.00% 7/31/2029[1]		165	140
Ford Motor Co. 6.10% 8/19/2032		700	679
Ford Motor Credit Co., LLC 4.134% 8/4/2025		100	95
Ford Motor Credit Co., LLC 3.815% 11/2/2027		507	454
Hanesbrands, Inc. 4.875% 5/15/2026[1]		150	140
Hanesbrands, Inc. 9.00% 2/15/2031[1]		397	401
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.852% 3/8/2030[4,5]		79	79
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]		359	312
Home Depot, Inc. 2.375% 3/15/2051		230	143
International Game Technology PLC 5.25% 1/15/2029[1]		380	360
Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]		214	192
Levi Strauss & Co. 3.50% 3/1/2031[1]		225	186
Lithia Motors, Inc. 3.875% 6/1/2029[1]		100	87
Marriott International, Inc. 3.50% 10/15/2032		110	95
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]		185	160
Party City Holdings, Inc. 8.75% 2/15/2026[1]		230	36
Party City Holdings, Inc., Term Loan DIP, 14.582% 7/19/2023[4,5]		40	41
RHP Hotel Properties, LP 7.25% 7/15/2028[1]		79	80
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]		465	427
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]		165	154
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]		200	210
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]		76	77
Sands China, Ltd. 3.75% 8/8/2031[2]		575	469
Scientific Games Holdings, LP 6.625% 3/1/2030[1]		177	156
Sonic Automotive, Inc. 4.625% 11/15/2029[1]		409	343
Sonic Automotive, Inc. 4.875% 11/15/2031[1]		160	131
Vail Resorts, Inc. 6.25% 5/15/2025[1]		90	90
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]		315	294
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]		188	172
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]		295	265
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]		176	175
			10,588

34	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care 7.01%
Amgen, Inc. 5.25% 3/2/2030	USD	86	$86
Amgen, Inc. 4.20% 3/1/2033		260	243
Amgen, Inc. 5.25% 3/2/2033		368	369
Amgen, Inc. 3.00% 1/15/2052		375	250
Amgen, Inc. 5.65% 3/2/2053		306	310
Amgen, Inc. 5.75% 3/2/2063		175	178
Avantor Funding, Inc. 3.875% 11/1/2029[1]		341	299
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]		130	71
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]		350	310
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]		125	52
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]		170	71
Baxter International, Inc. 2.272% 12/1/2028		100	86
Baxter International, Inc. 2.539% 2/1/2032		292	237
Baxter International, Inc. 3.132% 12/1/2051		200	132
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]		260	211
Centene Corp. 2.45% 7/15/2028		240	205
Centene Corp. 2.50% 3/1/2031		695	555
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]		274	241
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]		100	88
CVS Health Corp. 5.25% 2/21/2033		126	126
CVS Health Corp. 5.875% 6/1/2053		177	182
CVS Health Corp. 6.00% 6/1/2063		213	219
Eli Lilly and Co. 4.70% 2/27/2033		38	38
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05%% 6/30/2030[4,5]		25	25
GE HealthCare Technologies, Inc. 5.905% 11/22/2032		150	157
GE HealthCare Technologies, Inc. 6.377% 11/22/2052		125	139
Grifols Escrow Issuer SA 4.75% 10/15/2028[1]		200	174
HCA, Inc. 2.375% 7/15/2031		225	180
HealthEquity, Inc. 4.50% 10/1/2029[1]		175	154
Medline Borrower, LP 5.25% 10/1/2029[1]		380	330
Molina Healthcare, Inc. 3.875% 5/15/2032[1]		725	609
Owens & Minor, Inc. 6.25% 4/1/2030[1]		535	486
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		265	264
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043		100	100
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		278	289
Radiology Partners, Inc. 9.25% 2/1/2028[1]		340	124
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[4,5]		15	11
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]		100	74
Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]		79	81
Tenet Healthcare Corp. 6.125% 10/1/2028		225	217
Tenet Healthcare Corp. 4.375% 1/15/2030		305	276
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		450	404
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		455	449
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		275	250
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		350	361
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032		101	103
UnitedHealth Group, Inc. 5.35% 2/15/2033		145	151
UnitedHealth Group, Inc. 2.90% 5/15/2050		180	126
UnitedHealth Group, Inc. 5.875% 2/15/2053		160	178
			10,271

Communication services 6.67%
AT&T, Inc. 2.25% 2/1/2032		165	131
AT&T, Inc. 3.50% 9/15/2053		280	198
AT&T, Inc. 3.55% 9/15/2055		240	168
CCO Holdings, LLC 4.75% 2/1/2032[1]		175	143
CCO Holdings, LLC 4.50% 6/1/2033[1]		475	374
CCO Holdings, LLC 4.25% 1/15/2034[1]		1,060	802
Charter Communications Operating, LLC 2.30% 2/1/2032		135	102
Charter Communications Operating, LLC 3.70% 4/1/2051		800	506

Capital Group Fixed Income ETF Trust	35

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Comcast Corp. 1.50% 2/15/2031	USD	315	$251
Comcast Corp. 5.35% 5/15/2053		75	76
DIRECTV Financing, LLC 5.875% 8/15/2027[1]		125	113
DISH Network Corp. 11.75% 11/15/2027[1]		535	523
Gray Escrow II, Inc. 5.375% 11/15/2031[1]		671	446
Gray Television, Inc. 5.875% 7/15/2026[1]		6	5
Gray Television, Inc. 4.75% 10/15/2030[1]		152	103
Lamar Media Corp. 3.625% 1/15/2031		455	384
Meta Platforms, Inc. 3.85% 8/15/2032		415	386
Meta Platforms, Inc. 4.45% 8/15/2052		345	300
Netflix, Inc. 4.875% 4/15/2028		390	386
Netflix, Inc. 5.875% 11/15/2028		120	124
Netflix, Inc. 5.375% 11/15/2029[1]		215	216
News Corp. 3.875% 5/15/2029[1]		555	488
Nexstar Media, Inc. 4.75% 11/1/2028[1]		375	326
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]		810	627
Sprint Capital Corp. 6.875% 11/15/2028		245	260
Tencent Holdings, Ltd. 3.24% 6/3/2050		265	174
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]		165	108
Tencent Holdings, Ltd. 3.84% 4/22/2051		310	228
T-Mobile USA, Inc. 2.55% 2/15/2031		100	83
T-Mobile USA, Inc. 5.05% 7/15/2033		37	36
T-Mobile USA, Inc. 3.40% 10/15/2052		230	164
Univision Communications, Inc. 4.50% 5/1/2029[1]		545	469
Univision Communications, Inc. 7.375% 6/30/2030[1]		275	262
Verizon Communications, Inc. 2.355% 3/15/2032		380	306
Verizon Communications, Inc. 5.05% 5/9/2033		50	50
Verizon Communications, Inc. 3.55% 3/22/2051		260	194
WMG Acquisition Corp. 3.875% 7/15/2030[1]		312	270
			9,782

Materials 5.59%
Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[1]		325	258
ATI, Inc. 4.875% 10/1/2029		235	212
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]		200	189
Ball Corp. 6.875% 3/15/2028		325	332
Ball Corp. 6.00% 6/15/2029		100	99
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		52	52
Braskem Idesa SAPI 6.99% 2/20/2032		250	162
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]		350	344
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]		200	163
Celanese US Holdings, LLC 6.379% 7/15/2032		285	288
EIDP, Inc. 4.80% 5/15/2033		124	122
Element Solutions, Inc. 3.875% 9/1/2028[1]		285	249
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]		550	537
FXI Holdings, Inc. 12.25% 11/15/2026[1]		420	381
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]		480	321
LABL, Inc. 9.50% 11/1/2028[1]		276	281
LSB Industries, Inc. 6.25% 10/15/2028[1]		302	270
Mineral Resources, Ltd. 8.50% 5/1/2030[1]		235	236
Nova Chemicals Corp. 4.25% 5/15/2029[1]		255	208
Novelis Corp. 3.875% 8/15/2031[1]		405	334
Nutrien, Ltd. 5.80% 3/27/2053		125	126
OCI NV 6.70% 3/16/2033[1]		330	323
Olympus Water US Holding Corp. 9.75% 11/15/2028[1]		285	278
Sasol Financing USA, LLC 8.75% 5/3/2029[1]		225	219
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]		235	210
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]		250	210
Scotts Miracle-Gro Co. 4.375% 2/1/2032		320	252
Sealed Air Corp. 4.00% 12/1/2027[1]		100	91
Sealed Air Corp. 6.125% 2/1/2028[1]		336	334
Summit Materials, LLC 5.25% 1/15/2029[1]		150	142

36	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	USD	250	$260
Valvoline, Inc. 3.625% 6/15/2031[1]		385	313
Venator Finance SARL 9.50% 7/1/2025[1]		95	73
Venator Finance SARL, Term Loan, 15.05% 9/14/2023[4,5]		19	19
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]		295	297
			8,185

Industrials 4.99%
Boeing Co. 3.625% 2/1/2031		200	180
Boeing Co. 5.705% 5/1/2040		130	130
Boeing Co. 5.805% 5/1/2050		505	504
Bombardier, Inc. 7.125% 6/15/2026[1]		280	278
Bombardier, Inc. 7.875% 4/15/2027[1]		415	415
BWX Technologies, Inc. 4.125% 4/15/2029[1]		250	226
Canadian Pacific Railway Co. 3.10% 12/2/2051		525	373
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]		115	102
Clean Harbors, Inc. 6.375% 2/1/2031[1]		45	45
CoreLogic, Inc. 4.50% 5/1/2028[1]		420	339
CSX Corp. 2.50% 5/15/2051		220	140
Enviri Corp. 5.75% 7/31/2027[1]		155	135
Icahn Enterprises, LP 4.75% 9/15/2024		121	116
Icahn Enterprises, LP 6.375% 12/15/2025		31	29
Icahn Enterprises, LP 6.25% 5/15/2026		19	17
KKR Apple Bidco, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.102% 9/22/2028[4,5]		80	80
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034		142	138
Norfolk Southern Corp. 4.45% 3/1/2033		15	14
PM General Purchaser, LLC 9.50% 10/1/2028[1]		102	100
Regal Rexnord Corp. 6.30% 2/15/2030[1]		300	299
Regal Rexnord Corp. 6.40% 4/15/2033[1]		280	280
Republic Services, Inc. 1.45% 2/15/2031		141	111
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]		85	86
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]		158	164
Sabre GLBL, Inc. 11.25% 12/15/2027[1]		125	106
Sensata Technologies BV 4.00% 4/15/2029[1]		350	312
Spirit AeroSystems, Inc. 4.60% 6/15/2028		145	122
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]		282	302
Stericycle, Inc. 3.875% 1/15/2029[1]		265	236
The Dun & Bradstreet Corp. 5.00% 12/15/2029[1]		230	203
TransDigm, Inc. 6.25% 3/15/2026[1]		160	159
TransDigm, Inc. 6.75% 8/15/2028[1]		150	151
TransDigm, Inc. 4.625% 1/15/2029		250	223
Triumph Group, Inc. 9.00% 3/15/2028[1]		335	342
Uber Technologies, Inc. 8.00% 11/1/2026[1]		270	276
Union Pacific Corp. 2.95% 3/10/2052		308	214
United Rentals (North America), Inc. 5.25% 1/15/2030		185	177
WESCO Distribution, Inc. 7.25% 6/15/2028[1]		190	194
			7,318

Utilities 3.94%
AEP Transmission Co., LLC 5.40% 3/15/2053		75	77
Alabama Power Co. 3.94% 9/1/2032		151	140
CenterPoint Energy Houston Electric, LLC 2.90% 7/1/2050		440	300
Consumers Energy Co. 3.60% 8/15/2032		75	68
Consumers Energy Co. 4.625% 5/15/2033		125	122
DTE Electric Co. 2.625% 3/1/2031		215	184
Duke Energy Carolinas, LLC 2.45% 8/15/2029		75	65
Duke Energy Carolinas, LLC 5.35% 1/15/2053		100	101
Edison International 4.125% 3/15/2028		65	61
Edison International 6.95% 11/15/2029		95	100
Electricité de France SA 6.90% 5/23/2053[1]		500	519

Capital Group Fixed Income ETF Trust	37

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	USD	200	$206
Entergy Louisiana, LLC 2.90% 3/15/2051		350	231
FirstEnergy Corp. 2.65% 3/1/2030		245	207
FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]		200	195
Florida Power & Light Company 2.875% 12/4/2051		195	135
Florida Power & Light Company 5.30% 4/1/2053		100	103
Georgia Power Co. 4.95% 5/17/2033		25	25
Minejesa Capital BV 4.625% 8/10/2030		250	225
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/2030		130	108
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051		355	230
Pacific Gas and Electric Co. 3.30% 12/1/2027		240	211
Pacific Gas and Electric Co. 3.25% 6/1/2031		270	220
Pacific Gas and Electric Co. 6.40% 6/15/2033		100	99
Pacific Gas and Electric Co. 3.30% 8/1/2040		135	91
Pacific Gas and Electric Co. 3.50% 8/1/2050		390	249
PG&E Corp. 5.25% 7/1/2030		280	251
Southern California Edison Co. 4.70% 6/1/2027		105	103
Southern California Edison Co. 2.50% 6/1/2031		180	150
Southern California Edison Co. 3.65% 2/1/2050		143	107
Southern California Edison Co. 2.95% 2/1/2051		380	249
Talen Energy Supply, LLC 8.625% 6/1/2030[1]		322	334
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]		205	179
Virginia Electric & Power 2.30% 11/15/2031		155	126
			5,771

Consumer staples 3.45%
7-Eleven, Inc. 1.80% 2/10/2031[1]		430	340
7-Eleven, Inc. 2.80% 2/10/2051[1]		95	60
Altria Group, Inc. 3.70% 2/4/2051		660	443
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		100	105
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050		250	231
B&G Foods, Inc. 5.25% 4/1/2025		270	258
BAT Capital Corp. 3.984% 9/25/2050		605	408
Central Garden & Pet Co. 4.125% 4/30/2031[1]		480	396
Constellation Brands, Inc. 2.25% 8/1/2031		380	311
Constellation Brands, Inc. 4.90% 5/1/2033		20	20
Darling Ingredients, Inc. 6.00% 6/15/2030[1]		425	415
Energizer Holdings, Inc. 4.375% 3/31/2029[1]		100	86
Ingles Markets, Inc. 4.00% 6/15/2031[1]		335	281
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]		310	275
Performance Food Group, Inc. 4.25% 8/1/2029[1]		166	148
Philip Morris International, Inc. 5.625% 11/17/2029		147	150
Philip Morris International, Inc. 5.75% 11/7/2032		150	154
Post Holdings, Inc. 4.625% 4/15/2030[1]		460	404
Prestige Brands, Inc. 3.75% 4/1/2031[1]		295	245
Simmons Foods, Inc. 4.625% 3/1/2029[1]		350	281
Walmart, Inc. 4.10% 4/15/2033		50	49
			5,060

Real estate 2.78%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]		325	231
Boston Properties, LP 2.45% 10/1/2033		229	165
Boston Properties, LP 6.50% 1/15/2034		342	344
Crown Castle, Inc. 5.00% 1/11/2028		105	103
Equinix, Inc. 2.50% 5/15/2031		295	241
Howard Hughes Corp. 4.375% 2/1/2031[1]		490	392
Kennedy-Wilson, Inc. 4.75% 2/1/2030		675	510
Kennedy-Wilson, Inc. 5.00% 3/1/2031		175	131
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]		4	4
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]		336	274
MPT Operating Partnership, LP 3.50% 3/15/2031		425	293

38	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	USD	415	$358
Prologis, LP 4.75% 6/15/2033		35	34
Prologis, LP 5.125% 1/15/2034		50	50
Service Properties Trust 4.75% 10/1/2026		30	26
Service Properties Trust 4.95% 2/15/2027		41	35
Service Properties Trust 3.95% 1/15/2028		70	55
Service Properties Trust 4.95% 10/1/2029		229	178
Service Properties Trust 4.375% 2/15/2030		5	4
Sun Communities Operating, LP 4.20% 4/15/2032		300	262
VICI Properties, LP 5.125% 5/15/2032		405	379
			4,069

Information technology 2.31%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[4,5]		35	33
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[4,5]		50	45
Apple, Inc. 2.40% 8/20/2050		100	67
Apple, Inc. 4.85% 5/10/2053		317	325
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]		240	215
Broadcom, Inc. 2.60% 2/15/2033[1]		116	91
CDK Global, Inc. 7.25% 6/15/2029[1]		135	134
Cloud Software Group, Inc. 6.50% 3/31/2029[1]		125	111
Cloud Software Group, Inc. 9.00% 9/30/2029[1]		610	533
CommScope Technologies, LLC 6.00% 6/15/2025[1]		75	70
CommScope, Inc. 8.25% 3/1/2027[1]		138	111
CommScope, Inc. 7.125% 7/1/2028[1]		155	110
CommScope, Inc. 4.75% 9/1/2029[1]		100	79
Diebold Nixdorf, Inc. 9.375% 7/15/2025[1]		51	9
Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[4,5]		71	67
Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[4,5]		46	44
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[4,5]		100	18
Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 6.134% 6/13/2024[4,5]	EUR	24	25
Gartner, Inc. 3.75% 10/1/2030[1]	USD	250	218
Intel Corp. 5.20% 2/10/2033		51	52
Intel Corp. 5.70% 2/10/2053		144	147
Salesforce, Inc. 2.90% 7/15/2051		420	296
ServiceNow, Inc. 1.40% 9/1/2030		120	95
SK hynix, Inc. 6.50% 1/17/2033		200	202
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.842% 9/29/2028[4,5]		199	187
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,6,7]		110	106
			3,390

Total corporate bonds, notes & loans			100,426

Mortgage-backed obligations 18.37%
Commercial mortgage-backed securities 14.63%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.466% 11/15/2055[8]		634	563
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 6.878% 6/15/2028[8]		267	276
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[8]		458	428
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.937% 11/15/2032[8]		556	517
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.937% 11/15/2032[8]		500	413
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[8]		375	362
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.489% 2/15/2056[8]		102	88
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056[8]		745	703
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.347% 12/15/2055[8]		1,008	884
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[8]		148	150
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.546% 4/15/2056[8]		150	146
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.598% 4/15/2056[8]		198	179

Capital Group Fixed Income ETF Trust	39

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[8]	USD	470	$438
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.77% 5/15/2050[8]		999	1,001
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.77% 5/15/2055[8]		742	698
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.12% 4/15/2056[8]		226	230
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.24% 4/15/2056[8]		499	480
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.24% 4/15/2056[8]		499	434
BMO Mortgage Trust, Series 2023-C5, Class B, 6.476% 6/15/2056[8]		312	323
BMO Mortgage Trust, Series 2023-C5, Class C, 6.627% 6/15/2056[8]		166	158
BX Trust, Series 2021-VOLT, Class D, (1-month USD-LIBOR + 1.65%) 6.843% 9/15/2036[1,8]		280	265
BX Trust, Series 2021-VOLT, Class E, (1-month USD-LIBOR + 2.00%) 7.193% 9/15/2036[1,8]		710	672
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.137% 2/15/2039[1,8]		769	749
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.598% 8/15/2039[1,8]		446	446
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.844% 8/15/2039[1,8]		223	222
BX Trust, Series 2023-VLT2, Class D, (1-month USD CME Term SOFR + 4.774%) 9.833% 6/15/2040[1,8]		1,500	1,494
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,8]		500	414
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044[1,8]		495	417
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,8]		500	410
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 5.85% 6/10/2028[1,8]		1,129	1,065
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.85% 6/10/2028[1,8]		245	236
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[8]		140	104
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.618% 2/10/2056[8]		495	487
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.618% 2/10/2056[8]		195	179
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.149%) 6.295% 12/15/2036[1,2,8]		243	240
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[8]		483	451
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[8]		508	481
MSFW Commercial Mortgage Trust, Series 2023-1, Class B, 6.68% 5/15/2033[8]		410	419
MSFW Commercial Mortgage Trust, Series 2023-1, Class C, 6.68% 5/15/2033[8]		283	262
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 8.90% 3/25/2050[1,8]		1,360	1,307
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[8]		481	454
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[8]		995	939
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[8]		967	844
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.936% 11/15/2027[1,8]		412	412
			21,440

Collateralized mortgage-backed obligations (privately originated) 3.74%
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,8]		224	200
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[1,8]		88	84
Connecticut Avenue Securities, Series 2023-R04, Class 1B1, (30-day Average USD-SOFR + 5.35%) 10.417% 5/25/2043[1,8]		284	292
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.467% 12/25/2042[1,8]		935	942
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.617% 5/25/2043[1,8]		285	291
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1B1, (30-day Average USD-SOFR + 4.75%) 12.217% 6/25/2043[1,8]		86	88
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.91% 8/12/2043[1,8]		664	556
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 7.00% 2/25/2050[1,8]		377	378

40	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 10.25% 6/27/2050[1,8]	USD	1,106	$1,191
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 11.15% 8/25/2050[1,8]		361	402
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD-LIBOR + 0.90%) 6.05% 5/25/2055[1,8]		867	860
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,8]		100	95
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,8]		100	100
			5,479

Total mortgage-backed obligations			26,919

Asset-backed obligations 8.16%
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,8]		100	99
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,8]		347	343
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,8]		553	560
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,8]		100	99
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,8]		187	186
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,8]		675	606
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[8]		422	417
Exeter Automobile Receivables Trust, Series 2019-3, Class E, 4.00% 8/17/2026[1,8]		810	793
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,8]		212	210
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,8]		1,014	1,019
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,8]		584	574
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.775% 4/23/2036[1,8]		250	251
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,8]		273	272
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[6,7,8]		1,000	1,012
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,8]		615	610
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,8]		1,100	1,092
Palmer Square Loan Funding, Ltd., CLO, Series 2023-1, Class C, (3-month USD CME Term SOFR + 4.75%) 9.862% 7/20/2031[1,8]		250	251
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 8.175% 1/20/2031[1,8]		467	467
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,8]		273	269
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[8]		149	152
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,8]		590	537
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,8]		281	256
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,8]		415	408
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,8]		1,000	976
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.098% 10/20/2031[1,8]		500	502
			11,961

U.S. Treasury bonds & notes 1.16%
U.S. Treasury 1.16%
U.S. Treasury 4.125% 6/15/2026		150	149
U.S. Treasury 3.625% 5/31/2028		485	474
U.S. Treasury 3.375% 5/15/2033		379	366
U.S. Treasury 3.75% 5/15/2043		75	73
U.S. Treasury 3.625% 2/15/2053		664	637
			1,699

Municipals 0.14%
Texas 0.14%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 10.00% 6/1/2042[1]		200	200

Total bonds, notes & other debt instruments (cost: $140,412,000)			141,205

Capital Group Fixed Income ETF Trust	41

Capital Group U.S. Multi-Sector Income ETF (continued)

Common stocks 0.00%	Shares	Value (000)
Real estate 0.00%
WeWork, Inc., Class A	24,300	$6

Total common stocks (cost: $11,000)		6

Short-term securities 1.69%
Money market investments 1.69%
Capital Group Central Cash Fund 5.15%[9,10]	24,725	2,473

Total short-term securities (cost: $2,472,000)		2,473
Total investment securities 98.04% (cost: $142,895,000)		143,684
Other assets less liabilities 1.96%		2,868

Net assets 100.00%		$146,552

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	164	September 2023	USD33,348	$(334)
5 Year U.S. Treasury Note Futures	Long	81	September 2023	8,675	(57)
10 Year U.S. Treasury Note Futures	Short	4	September 2023	(449)	— [11]
10 Year Ultra U.S. Treasury Note Futures	Short	137	September 2023	(16,226)	183
30 Year U.S. Treasury Bond Futures	Long	20	September 2023	2,538	3
30 Year Ultra U.S. Treasury Bond Futures	Short	59	September 2023	(8,037)	(67)
					$(272)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)
5%	Quarterly	CDX.NA.HY.40	6/20/2028	$USD2,950	$83	$14	$69

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.IG.40	1%	Quarterly	6/20/2028	$USD7,428	$(111)	$(92)	$(19)

42	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)

Investments in affiliates10

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 1.69%
Money market investments 1.69%
Capital Group Central Cash Fund 5.15%[9]	$20	$31,819	$29,366	$(1)	$1	$2,473	$48

Restricted securities7

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[6,8]	12/6/2022	$1,000	$1,012	.69%
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,6]	6/23/2023	106	106	.08
		$1,106	$1,118	.77%

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $75,479,000, which represented 51.50% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $674,000, which represented 0.47% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Value determined using significant unobservable inputs.
[7]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,118,000, which represented 0.77% of the net assets of the fund.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Rate represents the seven-day yield at June 30, 2023.
[10]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Amount less than one thousand.

Key to abbreviations

AMT = Alternative Minimum Tax

CLO = Collateralized Loan Obligations

CME = CME Group

DAC = Designated Activity Company

Dev. = Development

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	43

Capital Group Short Duration Income ETF	unaudited
Investment portfolio June 30, 2023

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	.67%
AAA/Aaa	39.31
AA/Aa	13.61
A/A	22.98
BBB/Baa	21.91
Below investment grade	.53
Short-term securities & other assets less liabilities	.99
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 99.01%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 48.19%
Financials 18.19%
AerCap Ireland Capital DAC 1.75% 10/29/2024	USD	995	$935
AerCap Ireland Capital DAC 5.75% 6/6/2028		150	149
American Express Co. 3.375% 5/3/2024		360	353
American Express Co. 2.50% 7/30/2024		300	290
American Express Co. 2.25% 3/4/2025		825	782
American Express Co. 4.90% 2/13/2026		140	139
American International Group, Inc. 2.50% 6/30/2025		710	669
Aon Global, Ltd. 3.875% 12/15/2025		672	648
Australia and New Zealand Banking Group, Ltd. 5.088% 12/8/2025		1,150	1,145
Bank of America Corp. 1.319% 10/24/2024 (USD-SOFR + 0.74% on 10/24/2023)[1]		610	600
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[1]		457	438
Bank of America Corp. 0.981% 9/25/2025 (USD-SOFR + 0.91% on 9/25/2024)[1]		3,725	3,501
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[1]		300	295
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]		150	147
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[1]		350	346
Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025)[1]		105	103
BNP Paribas SA 3.375% 1/9/2025[2]		355	341
BPCE 1.625% 1/14/2025[2]		400	374
Capital One Financial Corp. 3.75% 4/24/2024		5	5
Capital One Financial Corp. 3.20% 2/5/2025		470	447
Capital One Financial Corp. 4.25% 4/30/2025		375	362
Charles Schwab Corp. 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[1]		115	115
Citigroup, Inc. 3.30% 4/27/2025		55	53
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[1]		2,050	1,962
Corebridge Financial, Inc. 3.50% 4/4/2025		638	608
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[1]		800	790
Global Payments, Inc. 1.50% 11/15/2024		100	94
Global Payments, Inc. 2.65% 2/15/2025		715	678
Goldman Sachs Group, Inc. 5.70% 11/1/2024		1,295	1,293
Goldman Sachs Group, Inc. 3.50% 4/1/2025		1,295	1,245
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[1]		200	202

44	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HSBC USA, Inc. 5.625% 3/17/2025	USD	840	$837
Intercontinental Exchange, Inc. 3.65% 5/23/2025		420	412
Intercontinental Exchange, Inc. 4.00% 9/15/2027		125	122
JPMorgan Chase & Co. 0.653% 9/16/2024 (3-month USD CME Term SOFR + 0.60% on 9/16/2023)[1]		965	954
JPMorgan Chase & Co. 0.824% 6/1/2025 (USD-SOFR + 0.54% on 6/1/2024)[1]		1,800	1,712
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]		3,090	2,895
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[1]		1,010	1,006
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]		400	390
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024		1,090	1,075
Metropolitan Life Global Funding I 3.60% 1/11/2024[2]		240	237
Metropolitan Life Global Funding I 5.00% 1/6/2026[2]		165	163
Morgan Stanley 0.79% 5/30/2025 (USD-SOFR + 0.525% on 5/30/2024)[1]		1,490	1,416
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[1]		2,965	2,773
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[1]		125	124
Morgan Stanley Bank, N.A. 4.754% 4/21/2026		350	345
Morgan Stanley, Series F, 3.875% 4/29/2024		75	74
Nasdaq, Inc. 5.65% 6/28/2025		675	677
New York Life Global Funding 0.95% 6/24/2025[2]		550	503
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[1]		788	782
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[1]		650	636
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[1]		108	108
PRICOA Global Funding I 1.15% 12/6/2024[2]		1,088	1,019
Royal Bank of Canada 5.66% 10/25/2024		310	310
Royal Bank of Canada 4.95% 4/25/2025		300	296
Royal Bank of Canada 4.875% 1/12/2026		730	722
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[1]		7	7
The Allstate Corp. 0.75% 12/15/2025		550	493
The Bank of Nova Scotia 4.75% 2/2/2026		300	295
The Northwestern Mutual Life Insurance Co. 4.90% 6/12/2028[2]		150	149
Toronto-Dominion Bank 0.55% 3/4/2024		250	242
Toronto-Dominion Bank 0.75% 9/11/2025		875	792
Toronto-Dominion Bank 5.103% 1/9/2026		375	374
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[1]		200	200
U.S. Bancorp 1.45% 5/12/2025		1,133	1,057
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[1]		150	150
Wells Fargo & Company 0.805% 5/19/2025 (USD-SOFR + 0.51% on 5/19/2024)[1]		430	410
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[1]		1,260	1,200
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]		150	147
Westpac Banking Corp. 3.735% 8/26/2025		305	296
Willis North America, Inc. 3.60% 5/15/2024		914	892
			45,401

Health care 6.20%
AbbVie, Inc. 2.60% 11/21/2024		1,630	1,565
AmerisourceBergen Corp. 3.25% 3/1/2025		410	394
Amgen, Inc. 3.625% 5/22/2024		65	64
Amgen, Inc. 1.90% 2/21/2025		670	632
Amgen, Inc. 5.507% 3/2/2026		885	884
Amgen, Inc. 5.15% 3/2/2028		552	552
AstraZeneca Finance, LLC 0.70% 5/28/2024		70	67
AstraZeneca Finance, LLC 4.875% 3/3/2028		200	200
Baxter International, Inc. 1.322% 11/29/2024		2,502	2,349
Becton, Dickinson and Company 3.363% 6/6/2024		290	284
Becton, Dickinson and Company 3.734% 12/15/2024		295	286
Boston Scientific Corp. 3.45% 3/1/2024		40	39
Boston Scientific Corp. 1.90% 6/1/2025		250	234

Capital Group Fixed Income ETF Trust	45

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
CVS Health Corp. 2.625% 8/15/2024	USD	350	$339
CVS Health Corp. 5.00% 2/20/2026		300	299
CVS Health Corp. 5.00% 1/30/2029		200	198
DH Europe Finance II SARL 2.20% 11/15/2024		30	29
Elevance Health, Inc. 3.35% 12/1/2024		245	237
Elevance Health, Inc. 2.375% 1/15/2025		430	409
Eli Lilly and Co. 2.75% 6/1/2025		395	379
GE HealthCare Technologies, Inc. 5.55% 11/15/2024		380	378
Gilead Sciences, Inc. 3.70% 4/1/2024		310	306
HCA, Inc. 5.375% 2/1/2025		1,360	1,349
HCA, Inc. 5.20% 6/1/2028		120	119
Humana, Inc. 3.85% 10/1/2024		1,080	1,055
Laboratory Corporation of America Holdings 3.60% 2/1/2025		730	706
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028		122	119
Merck & Co., Inc. 4.05% 5/17/2028		250	246
Novartis Capital Corp. 3.40% 5/6/2024		55	54
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026		400	395
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		250	246
Roche Holdings, Inc. 2.314% 3/10/2027[2]		250	230
Thermo Fisher Scientific, Inc. 1.215% 10/18/2024		400	378
UnitedHealth Group, Inc. 5.15% 10/15/2025		370	371
UnitedHealth Group, Inc. 5.25% 2/15/2028		75	76
			15,468

Utilities 5.03%
Alabama Power Co. 3.55% 12/1/2023		65	64
CenterPoint Energy Houston Electric, LLC 2.40% 9/1/2026		65	60
Consumers Energy Co. 4.65% 3/1/2028		100	99
DTE Electric Co. 3.65% 3/15/2024		470	463
Duke Energy Corp. 5.00% 12/8/2025		330	328
Edison International 4.70% 8/15/2025		970	948
Edison International 5.25% 11/15/2028		250	244
Electricité de France SA 5.70% 5/23/2028[2]		200	200
Entergy Louisiana, LLC 0.95% 10/1/2024		1,230	1,160
Florida Power & Light Company 3.25% 6/1/2024		125	123
Florida Power & Light Company 3.125% 12/1/2025		440	421
Florida Power & Light Company 4.45% 5/15/2026		200	198
Florida Power & Light Company 5.05% 4/1/2028		200	202
Florida Power & Light Company 4.40% 5/15/2028		150	147
Georgia Power Co. 4.65% 5/16/2028		400	392
Jersey Central Power & Light Co. 4.70% 4/1/2024[2]		835	826
Jersey Central Power & Light Co. 4.30% 1/15/2026[2]		614	594
NiSource, Inc. 0.95% 8/15/2025		240	219
Oncor Electric Delivery Co., LLC 2.75% 6/1/2024		855	832
Pacific Gas and Electric Co. 3.75% 2/15/2024		220	216
Pacific Gas and Electric Co. 3.45% 7/1/2025		2,075	1,960
Pacific Gas and Electric Co. 6.10% 1/15/2029		232	228
Public Service Electric and Gas Co. 3.25% 9/1/2023		95	95
Public Service Electric and Gas Co. 3.00% 5/15/2025		340	325
Southern California Edison Co. 4.20% 6/1/2025		615	600
Southern California Edison Co. 4.90% 6/1/2026		150	148
Southern California Edison Co. 5.85% 11/1/2027		105	108
Southern California Edison Co. 5.30% 3/1/2028		200	200
Southwestern Public Service Co. 3.30% 6/15/2024		130	127
Virginia Electric & Power 3.45% 2/15/2024		20	20
Virginia Electric & Power 3.10% 5/15/2025		530	506
WEC Energy Group, Inc. 4.75% 1/9/2026		525	517
			12,570

46	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 3.57%
AT&T, Inc. 0.90% 3/25/2024	USD	1,480	$1,430
Charter Communications Operating, LLC 4.50% 2/1/2024		420	416
Charter Communications Operating, LLC 4.908% 7/23/2025		1,945	1,908
Comcast Corp. 5.25% 11/7/2025		210	211
Netflix, Inc. 5.875% 2/15/2025		1,165	1,171
T-Mobile US, Inc. 4.80% 7/15/2028		175	171
T-Mobile USA, Inc. 3.50% 4/15/2025		1,370	1,318
Verizon Communications, Inc. 3.50% 11/1/2024		195	190
Verizon Communications, Inc. 3.376% 2/15/2025		572	553
WarnerMedia Holdings, Inc. 3.528% 3/15/2024		1,195	1,174
WarnerMedia Holdings, Inc. 3.788% 3/15/2025		390	376
			8,918

Consumer staples 3.11%
7-Eleven, Inc. 0.80% 2/10/2024[2]		395	383
Altria Group, Inc. 2.35% 5/6/2025		50	47
Anheuser-Busch Companies, LLC 3.65% 2/1/2026		825	799
BAT Capital Corp. 3.222% 8/15/2024		1,140	1,107
Conagra Brands, Inc. 4.30% 5/1/2024		1,430	1,411
Constellation Brands, Inc. 5.00% 2/2/2026		300	299
Constellation Brands, Inc. 4.35% 5/9/2027		290	283
Mondelez International, Inc. 1.50% 5/4/2025		300	280
Philip Morris International, Inc. 2.875% 5/1/2024		40	39
Philip Morris International, Inc. 5.125% 11/15/2024		370	369
Philip Morris International, Inc. 1.50% 5/1/2025		160	150
Philip Morris International, Inc. 5.00% 11/17/2025		915	911
Philip Morris International, Inc. 4.875% 2/13/2026		650	646
Philip Morris International, Inc. 5.125% 11/17/2027		88	88
Procter & Gamble Company 0.55% 10/29/2025		200	181
Reynolds American, Inc. 4.45% 6/12/2025		560	544
Walmart, Inc. 4.00% 4/15/2026		225	221
			7,758

Industrials 2.97%
Boeing Co. 2.80% 3/1/2024		125	123
Boeing Co. 4.875% 5/1/2025		1,365	1,346
Boeing Co. 2.196% 2/4/2026		975	895
Burlington Northern Santa Fe, LLC 3.40% 9/1/2024		225	219
Canadian Pacific Railway Co. 1.35% 12/2/2024		865	813
Carrier Global Corp. 2.242% 2/15/2025		560	530
CSX Corp. 3.40% 8/1/2024		585	571
Eaton Corp. 6.50% 6/1/2025		65	67
General Dynamics Corp. 3.25% 4/1/2025		235	227
Lockheed Martin Corp. 4.95% 10/15/2025		440	439
Lockheed Martin Corp. 4.45% 5/15/2028		84	83
Norfolk Southern Corp. 3.85% 1/15/2024		50	50
Northrop Grumman Corp. 2.93% 1/15/2025		665	639
Raytheon Technologies Corp. 3.95% 8/16/2025		990	970
Union Pacific Corp. 3.646% 2/15/2024		95	94
Union Pacific Corp. 3.25% 1/15/2025		350	339
			7,405

Consumer discretionary 2.47%
Amazon.com, Inc. 4.60% 12/1/2025		85	84
American Honda Finance Corp. 4.60% 4/17/2025		300	296
American Honda Finance Corp. 4.75% 1/12/2026		250	249
BMW US Capital, LLC 3.90% 4/9/2025[2]		490	478
Ford Motor Credit Co., LLC 5.125% 6/16/2025		925	900
Ford Motor Credit Co., LLC 6.95% 6/10/2026		425	427
General Motors Financial Co. 5.40% 4/6/2026		300	297
General Motors Financial Co., Inc. 1.20% 10/15/2024		900	847
General Motors Financial Co., Inc. 2.75% 6/20/2025		60	57

Capital Group Fixed Income ETF Trust	47

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 1.80% 10/15/2025[2]	USD	165	$151
Hyundai Capital America 5.50% 3/30/2026[2]		150	149
Lowe’s Companies, Inc. 4.40% 9/8/2025		165	162
Marriott International, Inc. 3.60% 4/15/2024		770	757
Marriott International, Inc. 5.75% 5/1/2025		225	226
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[2]		150	150
Toyota Motor Credit Corp. 0.50% 6/18/2024		725	691
Toyota Motor Credit Corp. 4.80% 1/10/2025		240	238
			6,159

Energy 2.15%
Baker Hughes Holdings, LLC 1.231% 12/15/2023		50	49
BP Capital Markets America, Inc. 3.796% 9/21/2025		180	176
Canadian Natural Resources, Ltd. 3.80% 4/15/2024		530	521
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		65	61
Chevron Corp. 2.895% 3/3/2024		45	44
Chevron USA, Inc. 0.687% 8/12/2025		750	685
ConocoPhillips Co. 2.125% 3/8/2024		200	195
Continental Resources, Inc. 3.80% 6/1/2024		70	69
Energy Transfer, LP 5.875% 1/15/2024		125	125
Energy Transfer, LP 3.90% 5/15/2024		945	929
Enterprise Products Operating, LLC 5.05% 1/10/2026		120	120
EQT Corp. 6.125% 2/1/2025[1]		266	265
Exxon Mobil Corp. 2.002% 8/16/2024		130	125
Exxon Mobil Corp. 2.992% 3/19/2025		885	853
MPLX LP 4.875% 12/1/2024		375	370
ONEOK, Inc. 2.75% 9/1/2024		165	160
Shell International Finance BV 3.25% 5/11/2025		515	498
TotalEnergies Capital International SA 3.75% 4/10/2024		45	44
TotalEnergies Capital International SA 2.434% 1/10/2025		75	72
			5,361

Information technology 2.06%
Adobe, Inc. 1.90% 2/1/2025		165	157
Analog Devices, Inc. 2.95% 4/1/2025		295	284
Apple, Inc. 0.55% 8/20/2025		495	452
Apple, Inc. 4.00% 5/10/2028		450	443
Broadcom Corp. 3.625% 1/15/2024		155	153
Broadcom Corp. 3.125% 1/15/2025		65	62
Broadcom, Inc. 3.625% 10/15/2024		212	206
Broadcom, Inc. 3.15% 11/15/2025		560	532
Hewlett Packard Enterprise Co. 5.90% 10/1/2024		914	915
Microsoft Corp. 2.70% 2/12/2025		350	338
Oracle Corp. 2.40% 9/15/2023		125	124
Oracle Corp. 3.40% 7/8/2024		615	600
Oracle Corp. 2.50% 4/1/2025		920	874
			5,140

Real estate 1.33%
Corporate Office Properties, LP 2.25% 3/15/2026		65	58
Equinix, Inc. 2.625% 11/18/2024		885	845
Equinix, Inc. 1.00% 9/15/2025		739	668
Prologis, LP 4.875% 6/15/2028		236	234
Public Storage 0.875% 2/15/2026		95	85
Scentre Group Trust 1 3.50% 2/12/2025[2]		640	614
VICI Properties, LP 4.625% 6/15/2025[2]		855	827
			3,331
48	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials 1.11%
Anglo American Capital PLC 3.625% 9/11/2024[2]	USD	720	$700
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		250	249
Dow Chemical Co. (The) 4.55% 11/30/2025		65	63
EIDP, Inc. 4.50% 5/15/2026		186	183
Glencore Funding, LLC 1.625% 4/27/2026[2]		65	59
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]		795	709
Linde, Inc. 4.70% 12/5/2025		40	40
LYB International Finance III, LLC 1.25% 10/1/2025		220	199
Nutrien, Ltd. 5.95% 11/7/2025		29	29
Nutrien, Ltd. 4.90% 3/27/2028		189	185
Sherwin-Williams Co. 4.05% 8/8/2024		370	364
			2,780

Total corporate bonds, notes & loans			120,291

Mortgage-backed obligations 30.22%
Collateralized mortgage-backed obligations (privately originated) 12.08%
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[2,3]		111	104
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[2,3]		486	452
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,3]		366	332
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[2,3]		109	103
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[2,3]		967	927
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[2,3]		99	97
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,2,3]		1,382	1,373
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (1-month USD-LIBOR + 4.40%) 9.55% 1/25/2024[3]		1,652	1,681
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (1-month USD-LIBOR + 2.60%) 7.75% 5/25/2024[3]		1,623	1,631
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (1-month USD-LIBOR + 4.90%) 10.05% 11/25/2024[3]		183	190
Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (1-month USD-LIBOR + 4.30%) 9.45% 2/25/2025[3]		664	686
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (1-month USD-LIBOR + 6.00%) 11.15% 9/25/2028[3]		154	162
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.467% 12/25/2042[2,3]		1,495	1,505
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[2,3]		537	539
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M2, (1-month USD-LIBOR + 7.15%) 12.30% 7/25/2023[3]		290	291
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 8.45% 10/25/2027[3]		83	84
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 9.85% 4/25/2028[3]		85	89
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 10.70% 7/25/2028[3]		249	265
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (1-month USD-LIBOR + 5.00%) 10.15% 12/25/2028[3]		191	204
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.267% 5/25/2042[2,3]		220	222
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.017% 6/25/2042[2,3]		837	853
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.85% 1/25/2050[2,3]		443	443
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 7.00% 2/25/2050[2,3]		215	216
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 10.25% 6/27/2050[2,3]		369	397
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.622% 10/25/2050[2,3]		197	200

Capital Group Fixed Income ETF Trust	49

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,2,3]	USD	611	$614
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,2,3]		2,103	2,073
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 6.25% 5/25/2060[1,2,3]		1,180	1,166
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[2,3]		398	371
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[2,3]		176	167
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[2,3]		812	750
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[2,3]		289	267
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD-LIBOR + 0.90%) 6.05% 5/25/2055[2,3]		1,300	1,291
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,2,3]		939	938
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,2,3]		630	627
Onslow Bay Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,2,3]		738	732
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,3]		497	452
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[2,3]		148	144
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[2,3]		450	424
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[2,3]		84	83
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[2,3]		300	289
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.388% 4/25/2057[2,3]		769	738
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,3]		393	383
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,3]		603	573
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[2,3]		543	522
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[2,3]		558	525
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058[2,3]		554	519
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[2,3]		1,243	1,139
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[2,3]		372	364
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,2,3]		687	680
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068[1,2,3]		311	307
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,2,3]		961	964
			30,148

Commercial mortgage-backed securities 10.70%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[3]		260	247
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[3]		495	504
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[2,3]		500	465
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A , (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[2,3]		500	497
BX Commercial Mortgage Trust 2019-XL, Class A, (1-month USD-LIBOR + 0.92%) 6.181% 10/15/2036[2,3]		146	145
BX Trust, Series 2021-VOLT, Class B , (1-month USD-LIBOR + 0.95%) 6.143% 9/15/2036[2,3]		189	181
BX Trust, Series 2021-ACNT, Class A , (1-month USD-LIBOR + 0.85%) 6.043% 11/15/2038[2,3]		500	488
BX Trust, Series 2022-AHP, Class A , (1-month USD CME Term SOFR + 0.99%) 6.137% 2/15/2039[2,3]		483	470
BX Trust, Series 2022-PSB, Class A , (1-month USD CME Term SOFR + 2.451%) 7.598% 8/15/2039[2,3]		179	178
BX Trust, Series 2022-PSB, Class C , (1-month USD CME Term SOFR + 3.697%) 8.844% 8/15/2039[2,3]		179	177
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[2,3]		361	361
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[2,3]		750	764

50	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A4, 4.371% 9/10/2046[3]	USD	57	$56
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[3]		850	824
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4, 3.635% 10/10/2047[3]		325	313
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[3]		270	252
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[3]		1,095	1,080
Commercial Mortgage Trust, Series 2014-CR14, Class AM, 4.526% 2/10/2047[3]		749	728
Commercial Mortgage Trust, Series 2014-CR16, Class A4, 4.051% 4/10/2047[3]		775	760
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[3]		500	481
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[3]		445	426
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[3]		1,216	1,215
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[2,3]		500	473
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 6.113% 7/15/2025[2,3]		457	451
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271% 11/10/2046[3]		565	563
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[3]		1,257	1,213
ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.392% 10/15/2039[2,3]		200	200
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.548% 8/15/2039[3]		200	200
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 12/15/2046[3]		645	642
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD-LIBOR + 1.75%) 6.943% 10/15/2038[2,3]		250	244
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.284% 8/15/2046[3]		200	199
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[3]		1,200	1,189
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[3]		980	951
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[3]		592	567
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[3]		200	190
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[3]		500	467
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3]		500	473
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[3]		305	290
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[3]		550	509
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.147% 1/15/2039[2,3]		500	485
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[3]		755	718
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[3]		500	472
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3]		500	472
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[3]		500	485
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[3]		715	677
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[3]		541	506
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A5, 4.415% 9/15/2046[3]		655	653
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 3/15/2047[3]		520	512
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[3]		615	591

Capital Group Fixed Income ETF Trust	51

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[3]	USD	852	$816
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[3]		692	669
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.936% 11/15/2027[2,3]		206	206
			26,695

Federal agency mortgage-backed obligations 7.44%
Fannie Mae Pool #MA4919 5.50% 2/1/2053[3]		275	273
Fannie Mae Pool #MA5010 5.50% 5/1/2053[3]		47	47
Fannie Mae Pool #MA5072 5.50% 7/1/2053[3]		351	350
Freddie Mac Pool #SD8342 5.50% 6/1/2053[3]		379	378
Freddie Mac Pool #SD8331 5.50% 6/1/2053[3]		677	674
Uniform Mortgage-Backed Security 5.00% 7/1/2053[3,4]		2,000	1,960
Uniform Mortgage-Backed Security 5.50% 7/1/2053[3,4]		263	262
Uniform Mortgage-Backed Security 6.00% 7/1/2053[3,4]		14,500	14,629
			18,573

Total mortgage-backed obligations			75,416

Asset-backed obligations 19.93%
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[2,3]		104	104
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,3]		597	594
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.076% 7/25/2036[2,3]		464	464
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[2,3]		76	76
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD-LIBOR + 1.10%) 6.524% 5/26/2031[2,3]		249	246
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,3]		350	317
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[2,3]		118	118
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[2,3]		779	763
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[2,3]		396	390
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[2,3]		259	257
Avis Budget Rental Car Funding AESOP, LLC, Series 2023-2, Class B, 6.03% 10/20/2027[2,3]		290	286
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.07% 7/20/2035[2,3]		494	494
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,3]		1,349	1,212
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,3]		435	377
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[2,3]		1,177	1,002
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,3]		444	442
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[2,3]		656	647
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.23% 3/15/2027[2,3]		405	399
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[2,3]		933	915
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[2,3]		274	268
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[2,3]		920	852
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[2,3]		82	81
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,3]		727	725
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[2,3]		1,063	1,043
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 6.24% 4/15/2028[2,3]		412	410
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD-LIBOR + 1.10%) 6.36% 1/15/2031[2,3]		262	260
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD-LIBOR + 1.01%) 6.331% 5/15/2031[2,3]		300	297
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[2,3]		230	229
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[3]		27	27

52	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[3]	USD	468	$458
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[3]		616	612
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]		77	77
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027		307	307
Exeter Automobile Receivables Trust, Series 2023-1, Class C, 5.82% 2/15/2028[3]		1,000	989
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]		193	193
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[3]		240	239
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029		592	584
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968% 10/19/2037[2,3]		325	291
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,3]		497	469
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[2,3]		172	172
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19% 6/15/2025[3]		531	529
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[2,3]		477	449
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,3]		1,054	1,033
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,3]		518	513
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[2,3]		473	421
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,3]		1,045	904
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,3]		135	138
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.45% 6/15/2028[2,3]		564	564
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 6.332% 1/18/2031[2,3]		160	159
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD-LIBOR + 1.10%) 6.35% 7/20/2031[2,3]		244	242
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,3]		1,200	1,125
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[2,3]		350	325
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[2,3]		1,000	988
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.005% 7/20/2035[2,3]		797	797
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,3]		822	818
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[2,3]		273	272
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 6.405% 4/19/2034[2,3]		300	296
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD-LIBOR + 0.93%) 6.192% 10/18/2029[2,3]		490	485
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 6.35% 7/20/2031[2,3]		175	174
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD-LIBOR + 0.80%) 6.05% 7/20/2029[2,3]		781	771
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 6.526% 7/24/2031[2,3]		635	633
Palmer Square Loan Funding, CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 2.35%) 7.032% 7/24/2031[2,3]		889	890
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD-LIBOR + 1.00%) 6.26% 10/17/2031[2,3]		250	247
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[2,3]		2,000	2,003
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,3]		610	607
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[2,3]		298	298
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[2,3]		668	666
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[3]		866	864
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[3]		122	120
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[3]		731	712
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]		84	84
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]		33	33
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[3]		1,678	1,648
Santander Drive Auto Receivables Trust, Series 2022-1, Class C, 2.56% 4/17/2028[3]		200	191
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 55.47% 10/20/28[2,3]		1,099	1,098
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 6.23% 10/20/2030[2,3]		481	476
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD-LIBOR + 1.15%) 6.412% 4/18/2031[2,3]		300	296
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD-LIBOR + 0.90%) 6.15% 12/28/2029[2,3]		247	245

Capital Group Fixed Income ETF Trust	53

Capital Group Short Duration Income ETF (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.198% 10/20/2031[2,3]	USD	236	$237
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 8/16/2027[2,3]		500	501
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,3]		1,117	980
Teachers Insurance and Annuity Association of AME, CLO, Series 2016-1, Class AR, (3-month USD-LIBOR + 1.20%) 6.450% 7/20/2031[2,3]		250	247
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[2,3]		939	794
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,3]		657	565
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[2,3]		1,135	940
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,3]		1,149	987
Verizon Master Trust, Series 2023-2, Class A, 2.71% 4/20/2028		868	861
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD-LIBOR + 1.15%) 6.41% 1/17/2031[2,3]		250	247
Westlake Automobile Receivables Trust, Series 2021-1, Class C, 0.95% 3/16/2026[2,3]		1,000	977
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,3]		140	139
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[2,3]		298	295
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[2,3]		212	209
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[2,3]		412	407
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030		1,569	1,552
			49,738

U.S. Treasury bonds & notes 0.67%
U.S. Treasury 0.67%
U.S. Treasury 4.125% 6/15/2026[5]		1,700	1,684

Total bonds, notes & other debt instruments (cost: $248,375,000)			247,129

Short-term securities 7.31%		Shares
Money market investments 7.31%
Capital Group Central Cash Fund 5.15%[6,7]		182,484	18,250

Total short-term securities (cost: $18,248,000)			18,250
Total investment securities 106.32% (cost: $266,623,000)			265,379
Other assets less liabilities (6.32)%			(15,785)

Net assets 100.00%			$249,594

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	728	September 2023	USD148,034	$(1,909)
10 Year U.S. Treasury Note Futures	Long	47	September 2023	5,277	3
10 Year Ultra U.S. Treasury Note Futures	Short	189	September 2023	(22,385)	257
30 Year U.S. Treasury Bond Futures	Short	7	September 2023	(888)	(1)
					$(1,650)

54	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)

Investments in affiliates7

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)		Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 7.31%
Money market investments 7.31%
Capital Group Central Cash Fund 5.15%[6]	$13,146	$100,695	$95,594	$—	[8]	$3	$18,250	$196

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $79,164,000, which represented 31.72% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $334,000, which represented .13% of the net assets of the fund.
[6]	Rate represents the seven-day yield at June 30, 2023.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Amount less than one thousand.

Key to abbreviations

CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars

Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	55

Financial statements

Statements of assets and liabilities at June 30, 2023	unaudited (dollars and shares in thousands, except per-share amount)

	Core Plus Income ETF		Municipal Income ETF	U.S. Multi-Sector Income ETF		Short Duration Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$855,389		$172,732	$141,211		$247,129
Affiliated issuers	251,006		—	2,473		18,250
Cash	1,034		353	198		87
Cash collateral pledged for futures contracts	—		130	701		556
Cash collateral pledged for swap contracts	1		—	194		35
Cash denominated in currencies other than U.S. dollars	—	*	—	—	*	—
Bilateral swaps, at value	229		—	—		—
Receivables for:
Sales of investments	38,981		—	636		—
Sales of fund’s shares	4,006		1,589	4,686		1,508
Dividends and interest	6,218		1,622	1,759		1,382
Variation margin on futures contracts	3,610		121	701		831
Variation margin on centrally cleared swap contracts	4,499		—	181		(3)
	1,164,973		176,547	152,740		269,775
Liabilities:
Payables for:
Purchases of investments	285,538		3,154	4,480		18,343
Dividends on fund’s shares	3,620		432	693		877
Investment advisory services	229		36	43		49
Variation margin on futures contract	3,769		141	803		912
Variation margin on centrally cleared swap contracts	4,740		—	169		—
	297,896		3,763	6,188		20,181
Net assets at June 30, 2023	$867,077		$172,784	$146,552		$249,594

Net assets consist of:
Capital paid in on shares of beneficial interest	$901,299		$171,067	$145,276		$252,402
Total (accumulated loss) distributable earnings	(34,222)		1,717	1,276		(2,808)
Net assets at June 30, 2023	$867,077		$172,784	$146,552		$249,594
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$867,077		$172,784	$146,552		$249,594
Shares outstanding	39,004		6,540	5,640		9,960
Net asset value per share	$22.23		$26.42	$25.98		$25.06
Investment securities, at cost:
Unaffiliated issuers	$863,610		$171,190	$140,423		$248,375
Affiliated issuers	250,966		—	2,472		18,248
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—	—	*	—

*	Amount less than one thousand.

Refer to the notes to financial statements.

56	Capital Group Fixed Income ETF Trust

Financial statements (continued)

Statements of operations for the six months ended June 30, 2023	unaudited (dollars in thousands)

	Core Plus Income ETF	Municipal Income ETF		U.S. Multi-Sector Income ETF	Short Duration Income ETF
Investment income:
Income (net of non-U.S. taxes*):
Interest from unaffiliated issuers	$17,802	$2,242		$3,518	$4,655
Dividends from affiliated issuers	3,141	—		48	196
	20,943	2,242		3,566	4,851
Fees and expenses:
Investment advisory services	1,073	157		200	245
Net investment income	19,870	2,085		3,366	4,606

Net realized (loss) gain and unrealized (depreciation) appreciation:
Net realized (loss) gain* on:
Investments in:
Unaffiliated issuers	(3,892)	31		410	56
Affiliated issuers	(2)	—		(1)	— †
In-kind redemptions	—	111		—	—
Futures contracts	(1,157)	—	†	204	(346)
Swap contracts	(3,998)	—		(108)	13
Currency transactions	—	—		(1)	—
	(9,049)	142		504	(277)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	3,092	394		(72)	(1,437)
Affiliated issuers	37	—		1	3
Futures contracts	(6,582)	(193)		(272)	(1,650)
Swap contracts	1,628	—		(37)	(67)
Currency translations	—	—		1	—
	(1,825)	201		(379)	(3,151)
Net realized (loss) gain and unrealized (depreciation) appreciation:	(10,874)	343		125	(3,428)

Net increase in net assets resulting from operations	$8,996	$2,428		$3,491	$1,178

*	Additional information related to non-U.S. taxes, if any, is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	57

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Core Plus Income ETF		Municipal Income ETF		U.S. Multi-Sector Income ETF
	Six months ended June 30, 2023[1]	Period ended December 31, 2022[2]	Six months ended June 30, 2023[1]	Period ended December 31, 2022[3]	Six months ended June 30, 2023[1]	Period ended December 31, 2022[3]
Operations:
Net investment income	$19,870	$8,986	$2,085	$295	$3,366	$658
Net realized (loss) gain	(9,049)	(17,448)	142	(1)	504	(15)
Net unrealized (depreciation) appreciation	(1,825)	(11,088)	201	1,148	(379)	946
Total increase (decrease) in net assets resulting from operations	8,996	(19,550)	2,428	1,442	3,491	1,589

Distributions paid to shareholders	(15,394)	(8,274)	(1,867)	(286)	(3,181)	(623)

Net capital share transactions	418,647	482,652	98,607	72,460	75,427	69,849

Total increase in net assets	412,249	454,828	99,168	73,616	75,737	70,815

Net assets:
Beginning of period	454,828	—	73,616	—	70,815	—
End of period	$867,077	$454,828	$172,784	$73,616	$146,552	$70,815

	Short Duration Income ETF
	Six months ended June 30, 2023[1]	Period ended December 31, 2022[3]
Operations:
Net investment income	$4,606	$387
Net realized (loss) gain	(277)	(50)
Net unrealized (depreciation) appreciation	(3,151)	257
Total increase in net assets resulting from operations	1,178	594

Distributions paid to shareholders	(4,204)	(376)

Net capital share transactions	163,162	89,240

Total increase in net assets	160,136	89,458

Net assets:
Beginning of period	89,458	—
End of period	$249,594	$89,458

[1]	Unaudited.
[2]	For the period February 22, 2022, commencement of operations, to December 31, 2022.
[3]	For the period October 25, 2022, commencement of operations, to December 31, 2022.

Refer to the notes to financial statements.

58	Capital Group Fixed Income ETF Trust

Notes to financial statements	unaudited

1. Organization

Capital Group Fixed Income ETF Trust (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The series was organized on January 12, 2021, as a Delaware statutory trust. The series consists of four nondiversified exchange-traded funds: Capital Group Core Plus Income ETF (“Core Plus Income ETF”), Capital Group Municipal Income ETF (“Municipal Income ETF”), Capital Group U.S. Multi-Sector Income ETF (“U.S. Multi-Sector Income ETF”), and Capital Group Short Duration Income ETF (“Short Duration Income ETF”) (each a “fund”, or collectively, the “funds”). The funds’ fiscal year end is December 31.

The investment objective(s) for each fund are as follows:

Core Plus Income ETF — To provide current income and maximum total return, consistent with preservation of capital.

Municipal Income ETF — To provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.

U.S. Multi-Sector Income ETF — To provide a high level of current income. The secondary objective is to provide capital appreciation.

Short Duration Income ETF — To provide current income, consistent with a short duration profile and with the preservation of capital.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Capital Group Fixed Income ETF Trust	59

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by each funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by each funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by each funds’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

60	Capital Group Fixed Income ETF Trust

Processes and structure — Each fund’s board of trustees has designated each funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports any changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — Each funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present each funds’ valuation levels as of June 30, 2023 (dollars in thousands):

Core Plus Income ETF

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$392,176	$—	$392,176
Corporate bonds, notes & loans	—	277,655	768	278,423
U.S. Treasury bonds & notes	—	104,353	—	104,353
Asset-backed obligations	—	59,702	4,026	63,728
Bonds & notes of governments & government agencies outside the U.S.	—	15,132	—	15,132
Municipals	—	1,577	—	1,577
Short-term securities	251,006	—	—	251,006
Total	$251,006	$850,595	$4,794	$1,106,395

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$995	$—	$—	$995
Unrealized appreciation on centrally cleared interest rate swaps	—	4,024	—	4,024
Unrealized appreciation on bilateral interest rate swaps	—	229	—	229
Liabilities:
Unrealized depreciation on futures contracts	(7,542)	—	—	(7,542)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,438)	—	(2,438)
Total	$(6,547)	$1,815	$—	$(4,732)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Capital Group Fixed Income ETF Trust	61

Municipal Income ETF

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$159,332	$—	$159,332
Short-term securities	—	13,400	—	13,400
Total	$—	$172,732	$—	$172,732

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$81	$—	$—	$81
Liabilities:
Unrealized depreciation on futures contracts	(274)	—	—	(274)
Total	$(193)	$—	$—	$(193)

*	Futures contracts are not included in the investment portfolio.

U.S. Multi-Sector Income ETF

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$100,320	$106	$100,426
Mortgage-backed obligations	—	26,919	—	26,919
Asset-backed obligations	—	10,949	1,012	11,961
U.S. Treasury bonds & notes	—	1,699	—	1,699
Municipals	—	200	—	200
Common stocks:
Real estate	6	—	—	6
Short-term securities	2,473	—	—	2,473
Total	$2,479	$140,087	$1,118	$143,684

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$186	$—	$—	$186
Unrealized appreciation on credit default swaps	—	69	—	69
Liabilities:
Unrealized depreciation on futures contracts	(458)	—	—	(458)
Unrealized depreciation on credit default swaps	—	(19)	—	(19)
Total	$(272)	$50	$—	$(222)

*	Futures contracts and credit default swaps are not included in the investment portfolio.

62	Capital Group Fixed Income ETF Trust

Short Duration Income ETF

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$120,291	$—	$120,291
Mortgage-backed obligations	—	75,416	—	75,416
Asset-backed obligations	—	49,738	—	49,738
U.S. Treasury bonds & notes	—	1,684	—	1,684
Short-term securities	18,250	—	—	18,250
Total	$18,250	$247,129	$—	$265,379

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$260	$—	$—	$260
Liabilities:
Unrealized depreciation on futures contracts	(1,910)	—	—	(1,910)
Total	$(1,650)	$—	$—	$(1,650)

*	Futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Capital Group Fixed Income ETF Trust	63

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the net asset value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

64	Capital Group Fixed Income ETF Trust

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that a fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Exposure to country, region, industry or sector — Subject to each fund’s investment limitations, a fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if a fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by a fund, which could impact the liquidity of the fund’s portfolio.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for a fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Capital Group Fixed Income ETF Trust	65

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of a fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent a fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of a fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by a fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make a fund more susceptible to certain economic, political or regulatory occurrences. As a result, a fund has greater risk of volatility, and greater risk of loss, from these investments.

Alternative minimum tax — A fund may invest in securities that may be subject to federal alternative minimum tax. Therefore, while a fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — A fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or the shareholder’s account is tax-favored. These costs and tax effects may adversely affect a fund’s returns to shareholders. A fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — The funds’ shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in a fund’s net asset value (“NAV”), the intraday value of a fund’s holdings, and supply and demand for a fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to the fund’s NAV and bid-ask spreads may widen. Purchasing a fund’s shares when its market price is at a premium or selling a fund’s shares when its market price is at a discount, may result in paying more than, or receiving less than, NAV, respectively.

Foreign securities held by a fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when a fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized participant concentration — Only authorized participants may engage in creation or redemption transactions directly with a fund, and none of them is obligated to do so. A fund has a limited number of institutions that may act as authorized participants. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

66	Capital Group Fixed Income ETF Trust

Nondiversification — As nondiversified funds, each fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if each fund were invested in a larger number of issuers. Each fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Cash transactions — Each fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When a fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If a fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause a fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, a fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an authorized participant, may reduce the fund’s NAV.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.

Capital Group Fixed Income ETF Trust	67

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protected buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as protection sellers, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

68	Capital Group Fixed Income ETF Trust

The following table presents the average month-end notional amounts of futures contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Futures contracts	Interest rate swaps	Credit default swaps
Core Plus Income ETF	$501,630	$215,154	$10,400
Municipal Income ETF	17,952	Not applicable	Not applicable
U.S. Multi-Sector Income ETF	62,184	Not applicable	8,023
Short Duration Income ETF	120,959	Not applicable	Not applicable

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from each fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2023 (dollars in thousands):

Core Plus Income ETF

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$995	Unrealized depreciation*	$7,542
Swap (centrally cleared)	Interest	Unrealized appreciation*	4,024	Unrealized depreciation*	2,438
Swap (bilateral)	Interest	Bilateral swaps, at value	229	Bilateral swaps, at value	—
			$5,248		$9,980

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,157)	Net unrealized depreciation on futures contracts	$(6,582)
Swap	Interest	Net realized loss on swap contracts	(4,034)	Net unrealized appreciation on swap contracts	1,631
Swap	Credit	Net realized gain on swap contracts	36	Net unrealized depreciation on swap contracts	(3)
			$(5,155)		$(4,954)

Municipal Income ETF

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$81	Unrealized depreciation*	$274

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$— †	Net unrealized depreciation on futures contracts	$(193)

Refer to the end of the tables for footnotes.

Capital Group Fixed Income ETF Trust	69

U.S. Multi-Sector Income ETF

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$186	Unrealized depreciation*	$458
Swap (centrally cleared)	Credit	Unrealized appreciation*	69	Unrealized depreciation*	19
			$255		$477

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$204	Net unrealized depreciation on futures contracts	$(272)
Swap	Interest	Net realized loss on swap contracts	(125)	Net unrealized depreciation on swap contracts	(67)
Swap	Credit	Net realized gain on swap contracts	17	Net unrealized appreciation on swap contracts	30
			$96		$(309)

Short Duration Income ETF

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$260	Unrealized depreciation*	$1,910

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(346)	Net unrealized depreciation on futures contracts	$(1,650)
Swap	Interest	Net realized gain on swap contracts	13	Net unrealized depreciation on swap contracts	(67)
			$(333)		$(1,717)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable tables following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
†	Amount less than one thousand.

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to their use of futures contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

70	Capital Group Fixed Income ETF Trust

Rights of offset — Funds that hold bilateral interest rate swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following table presents each fund’s bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statement of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2023, if close-out netting was exercised (dollars in thousands):

Core Plus Income ETF

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Barclays Bank PLC	$229	$—	$—	$—	$229

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Capital Group Fixed Income ETF Trust	71

Additional tax basis disclosures for each fund as of June 30, 2023, were as follows (dollars in thousands):

	Core Plus Income ETF	Municipal Income ETF	U.S. Multi-Sector Income ETF	Short Duration Income ETF
As of December 31, 2022
Undistributed tax-exempt income	$—	$214	$—	$—
Undistributed ordinary income	1,880	—	436	258
Capital loss carryforward*	(16,682)	(1)	(5)	(2)
As of June 30, 2023
Gross unrealized appreciation on investments	6,617	2,184	2,077	365
Gross unrealized depreciation on investments	(13,040)	(642)	(1,274)	(1,606)
Net unrealized appreciation (depreciation) on investments	(6,423)	1,542	803	(1,241)
Cost of investments	1,108,086	170,998	142,660	264,970

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2023				Year ended December 31, 2022
Fund	Ordinary income	Tax-exempt income	Long-term capital gains	Total distributions paid	Ordinary income		Tax-exempt income		Long-term capital gains	Total distributions paid
Core Plus
Income ETF	$15,394	$—	$—	$15,394	$8,274	*	$—		$—	$8,274	*
Municipal
Income ETF	—	1,867	—	1,867	—		286	†	—	286	†
U.S. Multi-Sector
Income ETF	3,181	—	—	3,181	623	†	—		—	623	†
Short Duration
Income ETF	4,204	—	—	4,204	376	†	—		—	376	†

*	For the period February 22, 2022, commencement of operations, to December 31, 2022.
†	For the period October 25, 2022, commencement of operations, to December 31, 2022.

7. Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors, Inc.® (“AFD”), the principal underwriter of the fund’s’ shares. CRMC and AFD are considered related parties to the funds.

Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:

Fund	Annual rate
Core Plus Income ETF	0.34%
Municipal Income ETF	0.27
U.S. Multi-Sector Income ETF	0.39
Short Duration Income ETF	0.25

Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non- operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

72	Capital Group Fixed Income ETF Trust

Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.

Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and AFD. No affiliated officers or trustees received any compensation directly from any of the funds.

Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. None of the funds engaged in any such purchase or sale transactions with any related funds during the six months ended June 30, 2023.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2023.

8. Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.

9. Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in each fund’s statement of operations.

Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.

Capital Group Fixed Income ETF Trust	73

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Core Plus Income ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

$418,647	18,540	$—	—	$—	—	$418,647	18,540

For the period February 22, 2022*, through December 31, 2022

$482,652	20,464	$—	—	$—	—	$482,652	20,464

Municipal Income ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

$100,211	3,780	$—	—	$(1,604)	(60)	$98,607	3,720

For the period October 25, 2022*, through December 31, 2022

$72,460	2,820	$—	—	$—	—	$72,460	2,820

U.S. Multi-Sector Income ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

$75,427	2,880	$—	—	$—	—	$75,427	2,880

For the period October 25, 2022*, through December 31, 2022

$69,849	2,760	$—	—	$—	—	$69,849	2,760

Short Duration Income ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023

$163,162	6,420	$—	—	$—	—	$163,162	6,420

For the period October 25, 2022*, through December 31, 2022

$89,240	3,540	$—	—	$—	—	$89,240	3,540

*	Commencement of operations.

74	Capital Group Fixed Income ETF Trust

10. Investment transactions

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the six months ended June 30, 2023 (dollars in thousands):

Fund	Purchases	Sales
Core Plus Income ETF	$191,348	$55,241
Municipal Income ETF	80,614	9,518
U.S. Multi-Sector Income ETF	44,440	16,498
Short Duration Income ETF	104,015	25,728

The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the six months ended June 30, 2023 (dollars in thousands):

Fund	In-kind creations	In-kind redemptions
Core Plus Income ETF	$329,484	$—
Municipal Income ETF	20,080	1,477
U.S. Multi-Sector Income ETF	43,818	—
Short Duration Income ETF	86,543	—

The following table presents additional information for each fund for the six months ended June 30, 2023 (dollars in thousands):

Fund	Non-U.S. taxes paid on interest income
Core Plus Income ETF	$2
Municipal Income ETF	—
U.S. Multi-Sector Income ETF	—	*
Short Duration Income ETF	—

*	Amount less than one thousand.

Capital Group Fixed Income ETF Trust	75

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Six months ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Core Plus Income ETF
6/30/2023[4,5]	$22.23	$.70	$(.19)	$.51	$(.51)	$—	$(.51)	$22.23	2.26%	$867	.34%[6]		3.12%[6]
12/31/2022[4,7]	25.30	.83	(3.24)	(2.41)	(.66)	—	(.66)	22.23	(9.59)	455	.34	[6]	4.24	[6]
Municipal Income ETF
6/30/2023[4,5]	$26.11	$.47	$.23	$.70	$(.39)	$—	$(.39)	$26.42	2.72%	$173	.27%[6]		1.78%[6]
12/31/2022[4,8]	25.00	.17	1.07	1.24	(.13)	—	(.13)	26.11	4.92	74	.05	[2]	.67	[2]
U.S. Multi-Sector Income ETF
6/30/2023[4,5]	$25.66	$.85	$.21	$1.06	$(.74)	$—	$(.74)	$25.98	4.14%	$147	.39%[6]		3.25%[6]
12/31/2022[4,8]	25.00	.29	.62	.91	(.25)	—	(.25)	25.66	3.63	71	.07	[2]	1.13	[2]
Short Duration Income ETF
6/30/2023[4,5]	$25.27	$.59	$(.30)	$.29	$(.50)	$—	$(.50)	$25.06	1.15%	$250	.25%[6]		2.33%[6]
12/31/2022[4,8]	25.00	.22	.21	.43	(.16)	—	(.16)	25.27	1.73	89	.05	[2]	.87	[2]

Portfolio turnover rate excluding mortgage dollar roll transactions[9,10]	Six months ended June 30, 2023[2,4,5]	Period ended December 31, 2022[2,4]
Core Plus Income ETF	57%	172%[7]
Short Duration Income ETF	30	1	[8]

Portfolio turnover rate including mortgage dollar roll transactions, if any[9,10]	Six months ended June 30, 2023[2,4,5]	Period ended December 31, 2022[2,4]
Core Plus Income ETF	257%	446%[7]
Municipal Income ETF	9	1	[8]
U.S. Multi-Sector Income ETF	28	6	[8]
Short Duration Income ETF	76	55	[8]

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	For the period February 22, 2022, commencement of operations, through December 31, 2022.
[8]	For the period October 25, 2022, commencement of operations, through December 31, 2022.
[9]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
[10]	Refer to Note 5 for more information on mortgage dollar rolls.

Refer to the notes to financial statements.

76	Capital Group Fixed Income ETF Trust

Expense example	unaudited

As a fund shareholder, you incur ongoing costs, including investment advisory services fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023, through June 30, 2023).

Actual expenses:

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period*	Annualized expense ratio
Core Plus Income ETF
Actual return	$1,000.00	$1,022.60	$1.71	.34%
Assumed 5% return	1,000.00	1,023.11	1.71	.34
Municipal Income ETF
Actual return	$1,000.00	$1,027.20	$1.36	.27%
Assumed 5% return	1,000.00	1,023.46	1.35	.27
U.S. Multi-Sector Income ETF
Actual return	$1,000.00	$1,041.40	$1.97	.39%
Assumed 5% return	1,000.00	1,022.86	1.96	.39
Short Duration Income ETF
Actual return	$1,000.00	$1,011.50	$1.25	.25%
Assumed 5% return	1,000.00	1,023.56	1.25	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital Group Fixed Income ETF Trust	77

Approval of Investment Advisory and Service Agreement

The trust’s board has approved the continuation of the trust’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through July 31, 2024. The board approved the agreement following the recommendation of the trust’s Contracts Committee (the “committee”), which is composed of all of the trust’s independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC in addition to information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative services provided by CRMC to each fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to each fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective and strategy. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as relevant market and fund indexes through December 31, 2022, while recognizing each fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment operations and results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds, noting that each fund has a unitary fee structure. They observed that each fund’s advisory fees and expenses generally compared favorably to those of other similar active exchange-traded funds and institutional share classes for comparable open-end funds included in the applicable Lipper categories. The board and the committee also reviewed information regarding the effective advisory fees charged to other funds and accounts managed by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising each fund and the other clients. The board and the committee concluded that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by each fund.

78	Capital Group Fixed Income ETF Trust

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and other funds it sponsors, including fees for administrative services; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the fees paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to its U.S. registered fund business, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the registered fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered that shareholders benefited from the unitary fee structure because expenses were limited. The board and the committee also considered the fact that increases in assets would not lead to fee decreases, even if economies of scale are achieved, because the unitary fee structure does not contain breakpoints. The board and the committee concluded that each fund’s contractual fee rate reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

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Capital Group Fixed Income ETF Trust	83

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Dechert LLP

One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street Los
Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

84	Capital Group Fixed Income ETF Trust

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“Proxy Voting Procedures and Principles” — which describes our procedures and principles for voting portfolio securities — is available on our American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital Group Fixed Income ETF Trust

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Past results are not predictive of results in future periods.

Investments in mortgage-related securities involve additional risks, such as prepayment risk. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income from municipal bonds may be subject to state or local income taxes and/or the federal alternative minimum tax. Certain other income, as well as capital gain distributions, may be taxable.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries.

ETF market price returns since inception are calculated using NAV for the period until market price became available (generally a few days after inception).

If used after September 30, 2023, this report must be accompanied by the most recent applicable quarterly statistical update for the products shown.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

This content, developed by Capital Group, home of American Funds, should not be used as a primary basis for investment decisions and is not intended to serve as impartial investment or fiduciary advice.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP FIXED INCOME ETF TRUST

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley____________
Walter R. Burkley, Principal Executive Officer

Date: August 31, 2023

By ___/s/ Troy S. Tanner __________
Troy S. Tanner, Treasurer and Principal Financial Officer

Date: August 31, 2023